UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1.	Report to Stockholders

THRIVENT®
MUTUAL FUNDS

Semiannual Report
June 30, 2015

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Dear Shareholder:

You will notice a different format—and author—for this President’s Letter. In February, the Board of Trustees appointed me president of Thrivent Mutual Funds, after serving as secretary and chief legal officer since 2006. Russell Swansen, who served as president of Thrivent Mutual Funds since 2009, has been named its chief investment officer. Russ also serves as chief investment officer for Thrivent Financial and remains a trustee of the Funds.

In this and future letters, I will bring you up to date on what’s new with our Funds and share some of our plans for enhancing them. Russ’s letter, which historically has focused on the financial markets and the economy, follows this one. In future reports, we may occasionally write a joint letter. Either way, Russ will remain focused on the markets and the economy while I will offer a broader discussion of what’s going on with the Funds.

If you are a longtime shareholder, you may recall that within the Thrivent Mutual Funds we launched our Asset Allocation Funds on June 30, 2005, which means we recently celebrated their 10th birthday. Or maybe it was an anniversary. Whatever the terminology, we’re pleased that we’ve been able to make these Funds available to you as you seek to achieve your financial goals, whether that’s meant saving to buy a home, pay for college, fund your retirement or support causes in your communities. Our Asset Allocation Funds have more than 240,000 investors, and we are privileged to serve as stewards for each and every one. As of June 30, 2015, total assets in the Funds exceeded $5.4 billion.

I mention our Asset Allocation Funds not just because of their recent anniversary. Our focus on them is a result of what we have heard from you, our shareholders. You have told us you value solution-oriented products that help you meet your investment goals. Our Asset Allocation Funds employ investment strategies based on quantitative and qualitative analysis of historical data and provide tactical rebalancing based on current market conditions, all in one fund designed to suit your tolerance for risk.

Our commitment to providing you with investment solutions within Thrivent Mutual Funds extends beyond our Asset Allocation Funds, of course. We already offer our Income Plus suite of Funds, which are designed to provide investors with an alternative asset allocation option that is more focused on income generation. In the coming months and years, we plan to offer additional solution-oriented Funds that can be used as stand-alone investments or in conjunction with our Asset Allocation or Income Plus Funds.

All of our new offerings will leverage the expertise of our investment division, which includes a team of 95 experienced investment professionals. A large percentage of those professionals work directly or indirectly in managing our Asset Allocation or Income Plus Funds. Within that group, 93% have at least 10 years of industry experience and half have 20 or more years of experience. A total of 87% have earned a graduate degree, the Chartered Financial Analyst designation, or both. I am proud of our team and look forward in future letters to discussing our investment capabilities in more detail.

Along the way, all of us here at Thrivent will remain focused on our mission, which is to help you be wise with money and meet your financial goals. We know there can be a lot of “noise” in the investment industry, that new products come and go, and that the latest thing isn’t always the best thing. But we also know we need to continually assess our investment offerings and ask ourselves how we can serve you better. For us, that will always mean providing you with innovative investment solutions that we believe will stand the test of time, while simultaneously working hard to make our existing offerings even better.

I look forward to updating you on our progress.

Sincerely,

David S. Royal
President Thrivent Mutual Funds

Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the fund, which investors should read and consider carefully before investing. Prospectuses are available from a Thrivent Financial representative or at Thrivent.com.

Asset Allocation Funds risks: Each Fund is subject to its own operating expenses and risks, as well as the operating expenses and risks of the other funds in which it invests. The value of each Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. Each Fund may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave a Fund in a worse position than if it had not used these instruments.

Income Plus Funds risks: The value of each Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. Each Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave a Fund in a worse position than if it had not used these instruments.

Asset management services provided by Thrivent Asset Management, LLC, a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

Dear Shareholder:

Shifting economic and monetary policy trends roiled financial markets during the six-month reporting period ended June 30, 2015. Stocks rose smartly in Europe and Asia but generated modest returns in the United States. Bond returns were mixed.

Economic Review

Seemingly poised for growth, the U.S. economy abruptly slowed in the first quarter of 2015, repeating a pattern that has held in five of the past six years. U.S. gross domestic product (GDP) contracted at a revised 0.2% annual rate during the quarter, after growing at a 5.0% pace as recently as the third quarter of 2014. Economists blamed several factors, including harsh weather; a strong dollar, which made U.S. goods more expensive overseas and reduced exports; weak oil prices, which dampened activity in the oil industry; and a labor dispute that slowed commerce at West Coast ports.

Still, by the second quarter the setback looked to be temporary. Oil prices stabilized and new home and auto sales rose. Job growth remained strong, sending the unemployment rate to 5.3%, its lowest level in seven years. Anticipating continued economic growth, the Federal Reserve indicated it might soon begin raising short-term interest rates as it continues the gradual winding down of the accommodative monetary policy it has pursued since the 2008 financial crisis.

In Europe and Japan, whose economic recoveries have lagged the U.S.’s, central bankers moved in the opposite direction. The European Central Bank launched a quantitative easing program under which it is buying 60 billion euros of European sovereign debt each month. Its goal is to drive down already low interest rates in Europe to lower borrowing costs and stimulate economic activity. Japan has embarked on a similar path, and China has been lowering its interest rates, too.

These newly accommodative monetary policies showed early signs of working in Europe and Japan. In the 19-country euro area, GDP grew 1.0% year-over-year in the first quarter. Japan grew at a 3.9% annual rate. China grew at a 7.0% pace, its slowest rate in six years.

Market Review

The U.S. stock market zigzagged its way to a succession of record highs over the course of the reporting period but ultimately finished about where it had started as investors weighed a raft of concerns, including stock valuations near the high end of their historically normal range, slowing corporate profit growth, and the anticipated shift in U.S. monetary policy. A flare-up in the long-running Greek debt crisis near the end of the reporting period added to investors’ worries.

The Standard & Poor’s 500 Index posted a total return of 1.23% for the reporting period, with most of the gain attributable to dividends rather than price appreciation. The NASDAQ Composite Index earned 5.99%, largely on the strength of rising technology stocks, and set its first new high since the peak of the dot-com bubble era in 2000.

Stocks in Japan and Europe performed well as investors focused on prospects for stronger economic growth in those regions. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, posted a total return of 5.52%. The MSCI Emerging Markets Index, which tracks stocks in developing economies, earned 3.12%. Chinese stocks soared for much of the reporting period before slumping in late June. Still, the bellwether Shanghai Composite Index finished with a 32.2% gain on a price basis alone.

The U.S. bond market turned in a mixed performance as investors contemplated the impact of an eventual uptick in interest rates. Long-term U.S. Treasury bonds, among the best performers in the first quarter, fell in the second and ended the reporting period with a loss of 5.25% as measured by the Barclays 20+ Treasury Index. The Barclays Aggregate Index, tracking a broader range of investment-grade bonds, lost 0.10%, while the Barclays High Yield Index earned 2.53%. Like Treasuries, euro area sovereign bonds rose in the first quarter then tumbled in the second as the economic outlook there improved and sparked early concerns about inflation.

Our Outlook

With economic indicators positive, we anticipate that U.S. GDP will expand somewhere between 2.0% and 3.0% for all of 2015—about what we have seen, on average, since the end of the recession in 2009. We anticipate slower but still positive growth in the euro area, the U.K. and Japan. China’s economy is on track to grow 5.5% to 6.5%, down from 7.4% in 2014.

Financial markets face a number of headwinds, including the likelihood that the Fed will raise short-term interest rates during the second half of the year. The impact on longer-term rates could be minimal, however, especially if Europe’s quantitative easing program keeps yields on European government bonds low and drives up demand for U.S. Treasuries. Investment-grade corporate bonds, which generated slightly negative returns in the first half of the year, could do better in the second half as the economy regains momentum.

An improving economy would likely boost U.S. stocks, too, although with valuations high and the strong dollar dampening overseas profits for U.S. companies, prospects for big gains are minimal. The outlook for stocks is slightly brighter in Europe, where valuations are lower and the weak euro is making European companies more competitive globally.

For help navigating the shifting investment environment, we encourage you to meet with your Thrivent Financial representative. He or she can help keep your portfolio aligned with your financial goals and tolerance for risk.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Asset Management.

Sincerely,

Russell W. Swansen
Chief Investment Officer
Thrivent Mutual Funds

Thrivent Growth and Income Plus Fund

Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Mark L. Simenstad, CFA, Noah J. Monson, CFA, Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Fund seeks income plus long-term capital growth.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Portfolio in a worse position than if it had not used these instruments.

Portfolio Composition (% of Portfolio)

Common Stock	70.5%
Long-Term Fixed Income	14.0%
Bank Loans	10.3%
Short-Term Investments	5.2%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Financials	22.1%
Consumer Discretionary	13.2%
Information Technology	10.1%
Health Care	7.7%
Industrials	6.4%
Telecommunications Services	6.3%
Consumer Staples	5.6%
Energy	5.3%
Materials	3.8%
Other Mutual Funds Fixed Income	3.4%

Top 10 Holdings
(% of Net Assets)

Comcast Corporation	1.2%
Abbott Laboratories	1.1%
Apple, Inc.	1.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.1%
Materials Select Sector SPDR Fund	1.0%
AutoZone, Inc.	1.0%
Amazon.com, Inc.	1.0%
Starbucks Corporation	0.9%
Target Corporation	0.9%
Citigroup, Inc.	0.9%

These securities represent 10.2% of the total net assets of the Fund.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, Reginald L. Pfeifer, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

Portfolio Composition
(% of Portfolio)

Long-Term Fixed Income	43.6%
Common Stock	32.4%
Bank Loans	13.0%
Short-Term Investments	6.7%
Preferred Stock	4.3%
Short Term Discount Instrument	< 0.1%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Financials	23.8%
Collateralized Mortgage Obligations	14.9%
Consumer Discretionary	8.5%
Telecommunications Services	7.6%
Information Technology	5.6%
Consumer Staples	5.3%
Energy	4.8%
Materials	4.1%
Health Care	3.4%
Asset-Backed Securities	3.1%

Top 10 Holdings
(% of Net Assets)

FNMA Conventional 30-Yr Pass Through	1.7%
Alerian MLP ETF	0.9%
Comcast Corporation	0.5%
Abbott Laboratories	0.5%
Apple, Inc.	0.5%
Two Harbors Investment Corporation	0.5%
Materials Select Sector SPDR Fund	0.5%
Amazon.com, Inc.	0.4%
Southern California Edison Company	0.4%
AutoZone, Inc.	0.4%

These securities represent 6.3% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Natural Resources Fund *

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Natural Resources Fund seeks long-term capital growth.

The Fund primarily invests in natural resource investments, which historically have been very volatile and are subject to risks that particularly affect the precious metals, oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors. REITs are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

* The Board of Trustees of Thrivent Mutual Funds have approved the merger of Thrivent Natural Resources Fund into the Thrivent Large Cap Stock Fund. The merger was approved by the shareholders of Thrivent Natural Resources Fund at a special meeting of shareholders held on August 14, 2015. The merger occurred on August 28, 2015.

Portfolio Composition
(% of Portfolio)

Common Stock	99.0%
Short-Term Investments	1.0%

Total	100.0%

Major Market Sectors
(% of Net Assets)

Oil & Gas Exploration & Production	32.8%
Oil & Gas Equipment & Services	19.8%
Integrated Oil & Gas	17.6%
Materials	14.5%
Oil & Gas Refining & Marketing	7.7%
Oil & Gas Drilling	4.0%
Other Mutual Funds Equity	2.6%

Top 10 Holdings
(% of Net Assets)

Marathon Petroleum Corporation	7.7%
Baker Hughes, Inc.	6.7%
Total SA ADR	6.3%
Suncor Energy, Inc. ADR	5.9%
Cobalt International Energy, Inc.	5.9%
EQT Corporation	5.7%
EOG Resources, Inc.	5.5%
Cameron International Corporation	5.2%
Weatherford International, Ltd.	4.5%
Rowan Companies plc	4.0%

These securities represent 57.4% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Shareholder Expense Example

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid during Period 1/1/2015 - 6/30/2015*	Annualized Expense Ratio
Thrivent Growth and Income Plus Fund
Actual
Class A	$1,000	$1,017	$5.75	1.15%
Institutional Class	$1,000	$1,018	$4.00	0.80%
Hypothetical**
Class A	$1,000	$1,019	$5.76	1.15%
Institutional Class	$1,000	$1,021	$4.01	0.80%
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,017	$4.91	0.98%
Institutional Class	$1,000	$1,018	$3.45	0.69%
Hypothetical** Class A	$1,000	$1,020	$4.91	0.98%
Institutional Class	$1,000	$1,021	$3.45	0.69%
Thrivent Natural Resources Fund
Actual
Class A	$1,000	$990	$6.41	1.30%
Institutional Class	$1,000	$991	$4.90	0.99%
Hypothetical**
Class A	$1,000	$1,018	$6.51	1.30%
Institutional Class	$1,000	$1,020	$4.97	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Growth and Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value	% of Net Assets
Basic Materials (0.6%)
	Other Securities^	$457,747	0.6%

	Total	457,747

Capital Goods (0.5%)
	Other Securities^	377,716	0.5%

	Total	377,716

Communications Services (3.5%)
	Other Securities^	2,755,648	3.5%

	Total	2,755,648

Consumer Cyclical (1.9%)
	Other Securities^	1,453,901	1.9%

	Total	1,453,901

Consumer Non-Cyclical (1.4%)
	Other Securities^	1,085,764	1.4%

	Total	1,085,764

Energy (0.6%)
	Other Securities^	470,170	0.6%

	Total	470,170

Financials (0.7%)
	Other Securities^	545,381	0.7%

	Total	545,381

Technology (0.8%)
	Other Securities^	592,434	0.8%

	Total	592,434

Transportation (0.3%)
	Other Securities^	262,163	0.3%

	Total	262,163

Utilities (0.3%)
	Other Securities^	203,723	0.3%

	Total	203,723

	Total Bank Loans
	(cost $8,367,646)	8,204,647

Shares	Common Stock (65.6%)	Value	% of Net Assets
Consumer Discretionary (10.4%)
1,720	Amazon.com, Inc.[b]	746,635	1.0%
1,160	AutoZone, Inc.[b]	773,604	1.0%
15,818	Comcast Corporation	951,295	1.2%
13,634	Starbucks Corporation	730,987	0.9%
8,770	Target Corporation	715,895	0.9%
	Other Securities^	4,105,201	5.4%

	Total	8,023,617

Consumer Staples (3.2%)
4,918	Anheuser-Busch InBev NV ADR	593,455	0.8%
6,610	Philip Morris International, Inc.	529,924	0.7%
	Other Securities^	1,381,247	1.7%

	Total	2,504,626

Energy (3.8%)
7,300	Cameron International Corporation[b]	382,301	0.5%
5,040	EOG Resources, Inc.	441,252	0.6%
4,590	EQT Corporation	373,350	0.5%
6,566	Total SA ADR	322,850	0.4%
35,290	Weatherford International, Ltd.[b]	433,008	0.6%
	Other Securities^	989,175	1.2%

	Total	2,941,936

Financials (20.1%)
3,822	Alexandria Real Estate Equities, Inc.	334,272	0.4%
3,400	Allianz SE	530,235	0.7%
8,082	Blackstone Group, LP	330,311	0.4%
5,880	Capital One Financial Corporation	517,264	0.7%
12,660	Charles Schwab Corporation	413,349	0.5%
12,950	Citigroup, Inc.	715,358	0.9%
75,692	HSBC Holdings plc	677,773	0.9%
11,938	Invesco, Ltd.	447,556	0.6%
36,870	KeyCorp	553,787	0.7%
8,502	MetLife, Inc.	476,027	0.6%
2,824	Simon Property Group, Inc.	488,608	0.6%
3,700	Swiss Re AG	327,534	0.4%
	Other Securities^	9,722,466	12.7%

	Total	15,534,540

Health Care (7.7%)
18,130	Abbott Laboratories	889,820	1.2%
2,320	Alexion Pharmaceuticals, Inc.[b]	419,386	0.5%
2,670	Amgen, Inc.	409,898	0.5%
9,000	Merck & Company, Inc.	512,370	0.7%
21,192	Pfizer, Inc.	710,568	0.9%
	Other Securities^	2,992,679	3.9%

	Total	5,934,721

Industrials (6.4%)
2,820	FedEx Corporation	480,528	0.6%
6,010	Illinois Tool Works, Inc.	551,658	0.7%
8,650	Ingersoll-Rand plc	583,183	0.8%
4,406	Union Pacific Corporation	420,200	0.6%
	Other Securities^	2,946,596	3.7%

	Total	4,982,165

Information Technology (8.9%)
6,770	Apple, Inc.	849,127	1.1%
13,718	EMC Corporation	362,018	0.5%
8,050	Facebook, Inc.[b]	690,408	0.9%
960	Google, Inc., Class Ab	518,439	0.7%
721	Google, Inc., Class Cb	375,288	0.5%
4,490	MasterCard, Inc.	419,725	0.5%
900	Samsung Electronics Company, Ltd. GDR	513,450	0.7%
	Other Securities^	3,170,306	4.0%

	Total	6,898,761

Materials (2.0%)
	Other Securities^	1,583,291	2.0%

	Total	1,583,291

Telecommunications Services (1.7%)
69,800	Telstra Corporation, Ltd.	330,332	0.4%
	Other Securities^	1,004,549	1.3%

	Total	1,334,881

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.6%)	Value	% of Net Assets
Utilities (1.4%)
	Other Securities^	$1,103,256	1.4%

	Total	1,103,256

	Total Common Stock
	(cost $52,072,021)	50,841,794

Principal Amount	Long-Term Fixed Income (14.3%)	Value	% of Net Assets
Asset-Backed Securities (0.1%)
	Other Securities^	46,104	0.1%

	Total	46,104

Basic Materials (0.3%)
	Other Securities^	228,257	0.3%

	Total	228,257

Capital Goods (0.4%)
	Other Securities^	295,890	0.4%

	Total	295,890

Collateralized Mortgage Obligations (2.8%)
	Other Securities^	2,131,806	2.8%

	Total	2,131,806

Communications Services (1.1%)
	Other Securities^	881,518	1.1%

	Total	881,518

Consumer Cyclical (0.9%)
	Other Securities^	726,869	0.9%

	Total	726,869

Consumer Non-Cyclical (1.0%)
	Other Securities^	776,797	1.0%

	Total	776,797

Energy (0.9%)
	Other Securities^	707,235	0.9%

	Total	707,235

Financials (1.3%)
	Citigroup, Inc.
	1.850% - 8.500%,
$63,000	2/15/2017 - 5/22/2019	67,391	0.2%
	Other Securities^	926,305	1.1%

	Total	993,696

Foreign Government (2.2%)
	Other Securities^	1,767,143	2.2%

	Total	1,767,143

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
475,000	3.500%, 7/1/2045[c]	489,510	0.6%
475,000	4.000%, 8/1/2045[c]	502,140	0.6%
250,000	4.500%, 8/1/2045[c]	269,883	0.4%
	Other Securities^	417,440	0.5%

	Total	1,678,973

Technology (0.4%)
	Apple, Inc.
10,000	0.577%, 5/6/2020[d]	9,971	<0.1%
	Other Securities^	266,643	0.4%

	Total	276,614

Transportation (0.2%)
	Other Securities^	116,593	0.2%

	Total	116,593

U.S. Government and Agencies (0.1%)
	Other Securities^	111,272	0.1%

	Total	111,272

Utilities (0.5%)
	Other Securities^	393,928	0.5%

	Total	393,928

	Total Long-Term Fixed Income (cost $11,153,857)	11,132,695

Shares	Mutual Funds (6.6%)	Value	% of Net Assets
Equity Mutual Funds (3.2%)
14,910	Utilities Select Sector SPDR Fund	618,168	0.8%
2,300	BlackRock Resources & Commodities Strategy Trust	20,976	<0.1%
11,514	iShares S&P U.S. Preferred Stock Index Fund	451,003	0.6%
7,700	iShares MSCI EAFE Index Fund	488,873	0.6%
16,440	Materials Select Sector SPDR Fund	795,532	1.0%
	Other Securities^	87,879	0.2%

	Total	2,462,431

Fixed Income Mutual Funds (3.4%)
7,145	Vanguard Short-Term Corporate Bond ETF	568,599	0.7%
7,675	iShares J.P. Morgan USD Emerging Markets Bond ETF	843,636	1.1%
11,300	SPDR Barclays High Yield Bond ETF	434,259	0.6%
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	50,519	0.1%
	Other Securities^	733,022	0.9%

	Total	2,630,035

	Total Mutual Funds (cost $5,239,027)	5,092,466

Shares or Principal Amount	Short-Term Investments (5.3%)[e]	Value	% of Net Assets
	Thrivent Cash Management Trust
3,693,396	0.070%[f]	3,693,396	4.8%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.3%)[e]	Value	% of Net Assets
	Federal National Mortgage Association Discount Notes
100,000	0.065%, 7/15/2015[f]	$99,998	0.1%
	Other Securities^	299,992	0.4%

	Total Short-Term Investments (at amortized cost)	4,093,386

	Total Investments (cost $80,925,937) 102.4%	$79,364,988

	Other Assets and Liabilities, Net (2.4%)	(1,880,694)

	Total Net Assets 100.0%	$77,484,294

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At June 30, 2015, $299,990 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,479,734
Gross unrealized depreciation	(3,099,985)

Net unrealized appreciation (depreciation)	$(1,620,251)
Cost for federal income tax purposes	$80,985,239

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	457,747	—	384,045	73,702
Capital Goods	377,716	—	377,716	—
Communications Services	2,755,648	—	2,564,583	191,065
Consumer Cyclical	1,453,901	—	1,453,901	—
Consumer Non-Cyclical	1,085,764	—	1,085,764	—
Energy	470,170	—	434,115	36,055
Financials	545,381	—	545,381	—
Technology	592,434	—	592,434	—
Transportation	262,163	—	262,163	—
Utilities	203,723	—	203,723	—
Common Stock
Consumer Discretionary	8,023,617	6,110,488	1,913,129	—
Consumer Staples	2,504,626	1,351,334	1,153,292	—
Energy	2,941,936	2,290,572	651,364	—
Financials	15,534,540	10,794,292	4,740,248	—
Health Care	5,934,721	4,458,346	1,476,375	—
Industrials	4,982,165	3,154,344	1,827,821	—
Information Technology	6,898,761	5,782,177	1,116,584	—
Materials	1,583,291	536,166	1,047,125	—
Telecommunications Services	1,334,881	184,927	1,149,954	—
Utilities	1,103,256	322,682	780,574	—
Long-Term Fixed Income
Asset-Backed Securities	46,104	—	46,104	—
Basic Materials	228,257	—	228,257	—
Capital Goods	295,890	—	295,890	—
Collateralized Mortgage Obligations	2,131,806	—	2,131,806	—
Communications Services	881,518	—	881,518	—
Consumer Cyclical	726,869	—	726,869	—
Consumer Non-Cyclical	776,797	—	776,797	—
Energy	707,235	—	707,235	—
Financials	993,696	—	993,696	—
Foreign Government	1,767,143	—	1,767,143	—
Mortgage-Backed Securities	1,678,973	—	1,678,973	—
Technology	276,614	—	276,614	—
Transportation	116,593	—	116,593	—
U.S. Government and Agencies	111,272	—	111,272	—
Utilities	393,928	—	393,928	—
Mutual Funds
Equity Mutual Funds	2,462,431	2,462,431	—	—
Fixed Income Mutual Funds	2,630,035	2,630,035	—	—
Short-Term Investments	4,093,386	3,693,396	399,990	—

Total	$79,364,988	$43,771,190	$35,292,976	$300,822

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,071	4,071	—	—
Credit Default Swaps	841	—	841	—

Total Asset Derivatives	$4,912	$4,071	$841	$—

Liability Derivatives
Futures Contracts	25,922	25,922	—	—

Total Liability Derivatives	$25,922	$25,922	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(20)	September 2015	($4,372,438)	($4,378,750)	($6,312)
5-Yr. U.S. Treasury Bond Futures	14	September 2015	1,671,293	1,669,609	(1,684)
10-Yr. U.S. Treasury Bond Futures	(5)	September 2015	(634,930)	(630,859)	4,071
30-Yr. U.S. Treasury Bond Futures	1	September 2015	155,011	150,844	(4,167)
S&P 500 Index Mini-Futures	5	September 2015	522,348	513,600	(8,748)
Ultra Long Term U.S. Treasury Bond Futures	1	September 2015	159,073	154,062	(5,011)
Total Futures Contracts					($21,851)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$247,500	$841	$841
Total Credit Default Swaps				$841	$841

1	As the buyer of protection, Growth and Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Growth and Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Growth and Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$4,071
Total Interest Rate Contracts		4,071
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	841
Total Credit Contracts		841

Total Asset Derivatives		$4,912

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	17,174
Total Interest Rate Contracts		17,174
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,748
Total Equity Contracts		8,748

Total Liability Derivatives		$25,922

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	21,696
Total Interest Rate Contracts		21,696
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	145,575
Total Equity Contracts		145,575
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	1,785
Total Credit Contracts		1,785

Total		$169,056

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(47,910)
Total Interest Rate Contracts		(47,910)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(67,353)
Total Equity Contracts		(67,353)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	841
Total Credit Contracts		841

Total		($114,422)

The following table presents Growth and Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Equity Contracts	$1,317,350	1.7%	N/A
Interest Rate Contracts	8,059,466	10.3	N/A
Credit Contracts	N/A	N/A	$1,756

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Short Term Investment	$6,347,729	$43,615,195	$46,269,528	3,693,396	$3,693,396	$1,476
Total Value and Income Earned	6,347,729				3,693,396	1,476

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value	% of Net Assets
Basic Materials (0.9%)
	Other Securities^	$6,070,762	0.9%

	Total	6,070,762

Capital Goods (0.5%)
	Other Securities^	3,404,813	0.5%

	Total	3,404,813

Communications Services (4.3%)
	Other Securities^	31,124,922	4.3%

	Total	31,124,922

Consumer Cyclical (2.2%)
	Other Securities^	16,139,898	2.2%

	Total	16,139,898

Consumer Non-Cyclical (1.9%)
	Other Securities^	13,901,114	1.9%

	Total	13,901,114

Energy (1.0%)
	Other Securities^	6,918,585	1.0%

	Total	6,918,585

Financials (0.9%)
	Other Securities^	6,728,655	0.9%

	Total	6,728,655

Technology (0.8%)
	Other Securities^	5,897,332	0.8%

	Total	5,897,332

Transportation (0.5%)
	Other Securities^	3,729,183	0.5%

	Total	3,729,183

Utilities (0.3%)
	Other Securities^	2,047,360	0.3%

	Total	2,047,360

	Total Bank Loans (cost $98,389,165)	95,962,624

Principal Amount	Long-Term Fixed Income (44.7%)
Asset-Backed Securities (3.1%)
	Vericrest Opportunity Loan Transferee
$2,000,000	3.500%, 6/26/2045[b]	1,997,800	0.3%
	Other Securities^	20,318,475	2.8%

	Total	22,316,275

Basic Materials (0.7%)
	Other Securities^	5,112,136	0.7%

	Total	5,112,136

Capital Goods (0.8%)
	Other Securities^	6,127,400	0.8%

	Total	6,127,400

Collateralized Mortgage Obligations (14.9%)
	Alternative Loan Trust
2,313,097	5.500%, 5/25/2035	2,325,916	0.3%
	Bayview Opportunity Master Fund IIIb NPL Trust
2,000,000	3.721%, 7/28/2035[b,c]	2,000,000	0.3%
	Countrywide Alternative Loan Trust
	0.587% - 5.071%,
1,632,176	2/25/2035 - 10/25/2035[d]	1,491,630	0.2%
	Countrywide Home Loan Mortgage Pass Through Trust
	2.458% - 4.866%,
3,078,742	11/25/2035 - 2/20/2036	2,631,743	0.4%
	Deutsche Alt-A Securities Mortgage Loan Trust
2,340,132	0.407%, 8/25/2047[d]	2,015,959	0.3%
	Federal National Mortgage Association
4,632,103	3.500%, 1/25/2033[e]	594,203	0.1%
	GMAC Mortgage Corporation Loan Trust
2,188,753	3.174%, 5/25/2035	2,093,070	0.3%
	J.P. Morgan Alternative Loan Trust
2,390,294	6.500%, 3/25/2036	2,094,627	0.3%
	RALI Trust
2,396,687	0.377%, 7/25/2037[d]	2,013,792	0.3%
	Residential Accredit Loans, Inc. Trust
2,463,679	5.750%, 4/25/2037	1,992,894	0.3%
	Wells Fargo Mortgage Backed Securities Trust
2,340,639	2.683%, 7/25/2036	2,287,174	0.3%
	Other Securities^	85,607,918	11.8%

	Total	107,148,926

Commercial Mortgage-Backed Securities (0.4%)
	Other Securities^	2,872,688	0.4%

	Total	2,872,688

Communications Services (2.6%)
	Other Securities^	18,478,153	2.6%

	Total	18,478,153

Consumer Cyclical (1.8%)
	Other Securities^	13,219,802	1.8%

	Total	13,219,802

Consumer Non-Cyclical (2.0%)
	Other Securities^	14,320,997	2.0%

	Total	14,320,997

Energy (2.1%)
	Other Securities^	15,100,547	2.1%

	Total	15,100,547

Financials (8.3%)
	Bank of America Corporation
	5.650% - 8.000%,
539,000	5/2/2017 - 12/29/2049[f]	576,533	0.1%
	Capital One Financial Corporation
3,000,000	5.550%, 12/29/2049[f]	2,973,750	0.4%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value	% of Net Assets
Financials (8.3%) - continued
	HSBC Holdings plc
	5.625% - 6.375%,
$2,330,000	3/29/2049 - 12/29/2049[f]	$2,337,756	0.4%
	ILFC E-Capital Trust II
2,550,000	6.250%, 12/21/2065[b,d]	2,499,000	0.4%
	Other Securities^	51,851,156	7.0%

	Total	60,238,195

Foreign Government (2.6%)
	Other Securities^	18,334,069	2.6%

	Total	18,334,069

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,500,000	3.500%, 7/1/2045[g]	2,576,367	0.4%
11,850,000	4.000%, 8/1/2045[g]	12,527,070	1.7%

	Total	15,103,437

Technology (0.9%)
	Other Securities^	6,582,712	0.9%

	Total	6,582,712

Transportation (0.4%)
	Other Securities^	2,739,056	0.4%

	Total	2,739,056

U.S. Government and Agencies (0.2%)
	Other Securities^	1,274,568	0.2%

	Total	1,274,568

Utilities (1.8%)
	Southern California Edison Company
2,800,000	6.250%, 8/1/2049[f]	3,091,200	0.4%
	Other Securities^	9,512,057	1.4%

	Total	12,603,257

	Total Long-Term Fixed Income (cost $315,888,950)	321,572,218

Shares	Common Stock (30.4%)
Consumer Discretionary (4.5%)
7,270	Amazon.com, Inc.[h]	3,155,834	0.4%
4,580	AutoZone, Inc.[h]	3,054,402	0.4%
65,752	Comcast Corporation	3,954,325	0.6%
56,826	Starbucks Corporation	3,046,726	0.4%
36,570	Target Corporation	2,985,209	0.4%
	Other Securities^	16,198,449	2.3%

	Total	32,394,945

Consumer Staples (1.4%)
20,042	Anheuser-Busch InBev NV ADR	2,418,468	0.4%
27,060	Philip Morris International, Inc.	2,169,400	0.3%
	Other Securities^	5,413,927	0.7%

	Total	10,001,795

Energy (1.7%)
	Other Securities^	11,942,682	1.7%

	Total	11,942,682

Financials (10.5%)
13,000	Allianz SE	2,027,368	0.3%
300,000	Apollo Investment Corporation	2,124,000	0.3%
183,600	Ares Capital Corporation	3,022,056	0.4%
24,440	Capital One Financial Corporation	2,149,987	0.3%
53,790	Citigroup, Inc.	2,971,360	0.4%
180,000	Golub Capital BDC, Inc.	2,980,800	0.4%
290,453	HSBC Holdings plc	2,600,820	0.4%
153,160	KeyCorp	2,300,463	0.3%
35,288	MetLife, Inc.	1,975,775	0.3%
140,000	Solar Capital, Ltd.	2,520,000	0.4%
359,100	Two Harbors Investment Corporation	3,497,634	0.5%
	Other Securities^	47,146,268	6.5%

	Total	75,316,531

Health Care (3.4%)
75,310	Abbott Laboratories	3,696,215	0.5%
37,700	Merck & Company, Inc.	2,146,261	0.3%
87,988	Pfizer, Inc.	2,950,238	0.4%
	Other Securities^	15,347,462	2.2%

	Total	24,140,176

Industrials (2.8%)
11,730	FedEx Corporation	1,998,792	0.3%
24,980	Illinois Tool Works, Inc.	2,292,914	0.3%
35,950	Ingersoll-Rand plc	2,423,749	0.4%
	Other Securities^	13,579,575	1.8%

	Total	20,295,030

Information Technology (3.9%)
28,110	Apple, Inc.	3,525,697	0.5%
33,710	Facebook, Inc.[h]	2,891,138	0.4%
3,980	Google, Inc., Class Ah	2,149,359	0.3%
4,100	Samsung Electronics Company, Ltd. GDR	2,339,050	0.3%
	Other Securities^	17,487,036	2.4%

	Total	28,392,280

Materials (0.9%)
	Other Securities^	6,595,605	0.9%

	Total	6,595,605

Telecommunications Services (0.7%)
	Other Securities^	5,191,266	0.7%

	Total	5,191,266

Utilities (0.6%)
	Other Securities^	4,319,975	0.6%

	Total	4,319,975

	Total Common Stock (cost $223,539,602)	218,590,285

	Preferred Stock (4.4%)
Financials (4.1%)
1,200	Bank of America Corporation, Convertible, 7.250%[f]	1,334,400	0.2%
20,070	Cobank ACB, 6.250%[f]	2,057,803	0.3%
24,000	Countrywide Capital V, 7.000%	618,000	0.1%
86,800	GMAC Capital Trust I, 8.125%	2,255,064	0.3%
72,000	HSBC USA, Inc., 6.500%[f]	1,822,320	0.3%

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Preferred Stock (4.4%)	Value	% of Net Assets
Financials (4.1%) - continued
93,000	RBS Capital Funding Trust V, 5.900%[f]	$2,253,390	0.3%
1,695	Wells Fargo & Company, Convertible, 7.500%[f]	1,991,625	0.3%
	Other Securities^	16,959,041	2.3%

	Total	29,291,643

Materials (0.3%)
	Other Securities^	2,066,092	0.3%

	Total	2,066,092

Utilities (<0.1%)
	Other Securities^	221,053	<0.1%

	Total	221,053

	Total Preferred Stock (cost $31,371,767)	31,578,788

	Mutual Funds (2.8%)
Equity Mutual Funds (1.8%)
68,320	Materials Select Sector SPDR Fund	3,306,005	0.5%
418,500	Alerian MLP ETF	6,511,860	0.9%
61,970	Utilities Select Sector SPDR Fund	2,569,276	0.3%
	Other Securities^	634,900	0.1%

	Total	13,022,041

Fixed Income Mutual Funds (1.0%)
34,830	Vanguard Short-Term Corporate Bond ETF	2,771,771	0.4%
	Other Securities^	4,381,201	0.6%

	Total	7,152,972

	Total Mutual Funds (cost $21,495,856)	20,175,013

	Collateral Held for Securities Loaned (0.2%)
1,709,782	Thrivent Cash Management Trust	1,709,782	0.2%

	Total Collateral Held for Securities Loaned (cost $1,709,782)	1,709,782

Shares or Principal Amount	Short-Term Investments (6.9%)[i]
47,350,337	Thrivent Cash Management Trust 0.070%	47,350,337	6.6%
	Other Securities^	2,099,703	0.3%

	Total Short-Term Investments (at amortized cost)	49,450,040

	Total Investments (cost $741,845,162) 102.7%	$739,038,750

	Other Assets and Liabilities, Net (2.7%)	(19,616,088)

	Total Net Assets 100.0%	$719,422,662

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers and any holding that exceeds 1% of net assets as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $78,844,014 or 11.0% of total net assets.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of June 30, 2015.

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2012	$1,258,546
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,343,375
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	789,192
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	733,747
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,411,694
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,922,882
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,596,932
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	899,186

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,428,991
Gross unrealized depreciation	(20,408,647)

Net unrealized appreciation (depreciation)	$(2,979,656)

Cost for federal income tax purposes	$742,018,407

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,070,762	—	5,432,015	638,747
Capital Goods	3,404,813	—	3,404,813	—
Communications Services	31,124,922	—	28,426,184	2,698,738
Consumer Cyclical	16,139,898	—	16,139,898	—
Consumer Non-Cyclical	13,901,114	—	13,409,895	491,219
Energy	6,918,585	—	6,256,069	662,516
Financials	6,728,655	—	6,728,655	—
Technology	5,897,332	—	5,897,332	—
Transportation	3,729,183	—	3,729,183	—
Utilities	2,047,360	—	2,047,360	—
Long-Term Fixed Income
Asset-Backed Securities	22,316,275	—	22,316,275	—
Basic Materials	5,112,136	—	5,112,136	—
Capital Goods	6,127,400	—	6,127,400	—
Collateralized Mortgage Obligations	107,148,926	—	107,148,926	—
Commercial Mortgage-Backed Securities	2,872,688	—	2,872,688	—
Communications Services	18,478,153	—	18,478,153	—
Consumer Cyclical	13,219,802	—	13,219,802	—
Consumer Non-Cyclical	14,320,997	—	14,320,997	—
Energy	15,100,547	—	15,100,547	—
Financials	60,238,195	—	60,238,195	—
Foreign Government	18,334,069	—	18,334,069	—
Mortgage-Backed Securities	15,103,437	—	15,103,437	—
Technology	6,582,712	—	6,582,712	—
Transportation	2,739,056	—	2,739,056	—
U.S. Government and Agencies	1,274,568	—	1,274,568	—
Utilities	12,603,257	—	12,603,257	—
Common Stock
Consumer Discretionary	32,394,945	24,928,882	7,466,063	—
Consumer Staples	10,001,795	5,535,593	4,466,202	—
Energy	11,942,682	9,436,756	2,505,926	—
Financials	75,316,531	56,973,759	18,342,772	—
Health Care	24,140,176	18,327,438	5,812,738	—
Industrials	20,295,030	12,908,081	7,386,949	—
Information Technology	28,392,280	24,037,671	4,354,609	—
Materials	6,595,605	2,107,522	4,488,083	—
Telecommunications Services	5,191,266	724,018	4,467,248	—
Utilities	4,319,975	1,262,524	3,057,451	—
Preferred Stock
Financials	29,291,643	25,244,511	4,047,132	—
Materials	2,066,092	2,066,092	—	—
Utilities	221,053	—	221,053	—
Mutual Funds
Equity Mutual Funds	13,022,041	13,022,041	—	—
Fixed Income Mutual Funds	7,152,972	7,152,972	—	—
Collateral Held for Securities Loaned	1,709,782	1,709,782	—	—
Short-Term Investments	49,450,040	47,350,337	2,099,703	—

Total	$739,038,750	$252,787,979	$481,759,551	$4,491,220

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	666,264	666,264	—	—

Total Asset Derivatives	$666,264	$666,264	$—	$—

Liability Derivatives
Futures Contracts	284,688	284,688	—	—

Total Liability Derivatives	$284,688	$284,688	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(303)	September 2015	($66,242,436)	($66,338,063)	($95,627)
5-Yr. U.S. Treasury Bond Futures	667	September 2015	79,625,193	79,544,960	(80,233)
10-Yr. U.S. Treasury Bond Futures	(242)	September 2015	(30,814,642)	(30,533,594)	281,048
30-Yr. U.S. Treasury Bond Futures	(18)	September 2015	(2,800,632)	(2,715,188)	85,444
Mini MSCI EAFE Index Futures	2	September 2015	189,359	183,400	(5,959)
Russell 2000 Index Mini-Futures	(90)	September 2015	(11,330,421)	(11,253,600)	76,821
S&P 500 Index Futures	(42)	September 2015	(21,794,151)	(21,571,200)	222,951
S&P 500 Index Mini-Futures	46	September 2015	4,822,978	4,725,120	(97,858)
Ultra Long Term U.S. Treasury Bond Futures	1	September 2015	159,073	154,062	(5,011)
Total Futures Contracts					$381,576

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2015, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$366,492
Total Interest Rate Contracts		366,492
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	299,772
Total Equity Contracts		299,772

Total Asset Derivatives		$666,264

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	180,871
Total Interest Rate Contracts		180,871
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	103,817
Total Equity Contracts		103,817

Total Liability Derivatives		$284,688

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2015, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	1,003,921
Total Interest Rate Contracts		1,003,921
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(614,675)
Total Equity Contracts		(614,675)

Total		$389,246

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Summary Schedule of Investments as of June 30, 2015

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2015, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(320,375)
Total Interest Rate Contracts		(320,375)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	142,131
Total Equity Contracts		142,131

Total		($178,244)

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2015.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$26,051,008	3.6%
Interest Rate Contracts	173,129,250	24.2

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$3,898,339	$25,119,874	$27,308,431	1,709,782	$1,709,782	$51,135
Cash Management Trust-Short Term Investment	65,277,133	219,963,832	237,890,628	47,350,337	47,350,337	15,336
Total Value and Income Earned	69,175,472				49,060,119	66,471

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (96.4%)	Value
Integrated Oil & Gas (17.6%)
23,050	Chevron Corporation	$2,223,633
277,050	Petroleo Brasileiro SA ADR[a,b]	2,507,303
189,260	Suncor Energy, Inc. ADR	5,208,435
113,550	Total SA ADR[a]	5,583,254

	Total	15,522,625

Materials (14.5%)
10,200	Agnico Eagle Mines, Ltd.	289,374
62,400	Alcoa, Inc.	695,760
7,250	Avery Dennison Corporation	441,815
10,050	Ball Corporation	705,007
60,950	Barrick Gold Corporation	649,727
11,200	Crown Holdings, Inc.[b]	592,592
2,400	Eagle Materials, Inc.	183,192
34,950	Eldorado Gold Corporation	144,693
7,900	Franco-Nevada Corporation[a]	376,435
62,400	Freeport-McMoRan, Inc.	1,161,888
42,400	Goldcorp, Inc.	686,880
30,450	International Paper Company	1,449,115
57,450	Kinross Gold Corporation[b]	133,284
3,200	Martin Marietta Materials, Inc.	452,832
10,800	MeadWestvaco Corporation	509,652
25,750	Newmont Mining Corporation	601,520
15,000	Owens-Illinois, Inc.[b]	344,100
7,000	Packaging Corporation of America	437,430
9,750	Rock-Tenn Company	586,950
3,650	Royal Gold, Inc.	224,804
13,250	Sealed Air Corporation	680,785
20,250	Silver Wheaton Corporation	351,135
35,200	Teck Resources, Ltd.[a]	348,832
6,550	Vulcan Materials Company	549,742
46,450	Yamana Gold, Inc.	139,350

	Total	12,736,894

Oil & Gas Drilling (4.0%)
166,350	Rowan Companies plc	3,511,648

	Total	3,511,648

Oil & Gas Equipment & Services (19.8%)
95,200	Baker Hughes, Inc.	5,873,840
86,600	Cameron International Corporation[b]	4,535,242
35,140	Schlumberger, Ltd.	3,028,717
323,700	Weatherford International, Ltd.[b]	3,971,799

	Total	17,409,598

Oil & Gas Exploration & Production (32.8%)
119,050	Canadian Natural Resources, Ltd.	3,233,398
534,400	Cobalt International Energy, Inc.[b]	5,189,024
23,800	Concho Resources, Inc.[b]	2,709,868
54,850	EOG Resources, Inc.	4,802,117
61,450	EQT Corporation	4,998,343
124,850	Marathon Oil Corporation	3,313,519
116,700	Oasis Petroleum, Inc.[a,b]	1,849,695
121,450	Southwestern Energy Company[b]	2,760,559

	Total	28,856,523

Oil & Gas Refining & Marketing (7.7%)
129,600	Marathon Petroleum Corporation	6,779,376

	Total	6,779,376

	Total Common Stock (cost $102,482,150)	84,816,664

	Mutual Funds (2.6%)
Equity Mutual Funds (2.6%)
62,270	iShares North American Natural Resources ETF	2,259,155

	Total	2,259,155

	Total Mutual Funds (cost $2,310,536)	2,259,155

	Collateral Held for Securities Loaned (12.4%)
10,919,500	Thrivent Cash Management Trust	10,919,500

	Total Collateral Held for Securities Loaned (cost $10,919,500)	10,919,500

Shares or Principal Amount	Short-Term Investments (1.0%)[c]
916,663	Thrivent Cash Management Trust 0.070%	916,663

	Total Short-Term Investments (at amortized cost)	916,663

	Total Investments (cost $116,628,849) 112.4%	$98,911,982

	Other Assets and Liabilities, Net (12.4%)	(10,894,558)

	Total Net Assets 100.0%	$88,017,424

a	All or a portion of the security is on loan.
b	Non-Income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,866,547
Gross unrealized depreciation	(22,583,414)

Net unrealized appreciation (depreciation)	$(17,716,867)

Cost for federal income tax purposes	$116,628,849

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2015, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Integrated Oil & Gas	15,522,625	15,522,625	—	—
Materials	12,736,894	12,736,894	—	—
Oil & Gas Drilling	3,511,648	3,511,648	—	—
Oil & Gas Equipment & Services	17,409,598	17,409,598	—	—
Oil & Gas Exploration & Production	28,856,523	28,856,523	—	—
Oil & Gas Refining & Marketing	6,779,376	6,779,376	—	—
Mutual Funds
Equity Mutual Funds	2,259,155	2,259,155	—	—
Collateral Held for Securities Loaned	10,919,500	10,919,500	—	—
Short-Term Investments	916,663	916,663	—	—

Total	$98,911,982	$98,911,982	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at June 30, 2015	Value June 30, 2015	Income Earned January 1, 2015 - June 30, 2015
Cash Management Trust-Collateral Investment	$6,344,325	$46,245,563	$41,670,388	10,919,500	$10,919,500	$21,529
Cash Management Trust-Short Term Investment	706,893	5,207,979	4,998,209	916,663	916,663	304
Total Value and Income Earned	7,051,218				11,836,163	21,833

The accompanying Notes to Financial Statements are an integral part of this schedule.

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Thrivent Mutual Funds

Statement of Assets and Liabilities

As of June 30, 2015 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund	Natural Resources Fund
Assets
Investments at cost	$80,925,937	$741,845,162	$116,628,849
Investments in securities at value	75,671,592	689,978,631	87,075,819
Investments in affiliates at value	3,693,396	49,060,119	11,836,163
Investments at Value	79,364,988	739,038,750	98,911,982
Cash	27,437 (a)	85,034 (b)	—
Dividends and interest receivable	270,381	3,922,159	136,487
Prepaid expenses	18,240	31,651	22,064
Receivable for investments sold	1,031,480	14,801,985	—
Receivable for fund shares sold	22,683	312,771	3,552
Receivable for expense reimbursements	35,180	—	12,715
Receivable for variation margin	1,229	32,685	—
Total Assets	80,771,618	758,225,035	99,086,800
Liabilities
Distributions payable	28,316	195,069	—
Accrued expenses	25,551	60,515	16,785
Payable for investments purchased	3,122,368	35,493,578	—
Payable upon return of collateral for securities loaned	—	1,709,782	10,919,500
Payable for fund shares redeemed	16,648	594,206	27,078
Payable for variation margin	2,074	111,682	—
Payable for investment advisory fees	44,801	348,734	64,000
Payable for administrative fees	7,074	17,246	7,273
Payable for distribution fees	16,819	132,813	4,100
Payable for transfer agent fees	6,444	35,237	7,663
Payable for trustee fees	167	707	167
Payable for trustee deferred compensation	15,249	67,529	22,810
Mortgage dollar roll deferred revenue	1,813	35,274	—
Total Liabilities	3,287,324	38,802,372	11,069,376
Net Assets
Capital stock (beneficial interest)	75,920,320	708,081,227	111,076,829
Accumulated undistributed net investment income/(loss)	(33,764)	1,959,668	259,872
Accumulated undistributed net realized gain/(loss)	3,180,636	11,807,786	(5,602,239)
Net unrealized appreciation/(depreciation) on:
Investments	(1,560,949)	(2,806,412)	(17,716,867)
Futures contracts	(21,851)	381,576	—
Foreign currency transactions	(939)	(1,183)	(171)
Swap agreements	841	—	—
Total Net Assets	$77,484,294	$719,422,662	$88,017,424
Class A Share Capital	$75,443,037	$601,342,721	$17,894,698
Shares of beneficial interest outstanding (Class A)	7,481,966	84,716,684	2,238,044
Net asset value per share	$10.08	$7.10	$8.00
Maximum public offering price	$10.67	$7.43	$8.47
Institutional Class Share Capital	$2,041,257	$118,079,941	$70,122,726
Shares of beneficial interest outstanding (Institutional Class)	202,161	16,773,862	8,758,000
Net asset value per share	$10.10	$7.04	$8.01

(a)	Includes foreign currency holdings of $19,496 (cost $19,422).
(b)	Includes foreign currency holdings of $73,725 (cost $72,334).

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Statement of Operations

For the six months ended June 30, 2015 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund	Natural Resources Fund
Investment Income
Dividends	$941,035	$5,495,602	$775,327
Taxable interest	403,158	10,368,873	28
Income from mortgage dollar rolls	20,582	230,475	—
Income from securities loaned	—	51,135	21,529
Income from affiliated investments	1,476	15,336	304
Foreign tax withholding	(48,385)	(187,911)	(47,007)
Total Investment Income	1,317,866	15,973,510	750,181
Expenses
Adviser fees	253,434	1,948,677	356,031
Administrative service fees	42,018	98,775	43,011
Audit and legal fees	12,884	15,258	14,290
Custody fees	43,995	62,854	2,987
Distribution expenses Class A	95,278	741,237	22,125
Insurance expenses	2,210	3,647	2,284
Printing and postage expenses Class A	14,977	92,679	13,191
Printing and postage expenses Institutional Class	238	8,729	204
SEC and state registration expenses	17,447	45,386	14,980
Transfer agent fees Class A	40,879	224,516	51,404
Transfer agent fees Institutional Class	564	28,927	203
Trustees’ fees	3,168	12,973	3,504
Other expenses	18,830	23,098	3,986
Total Expenses Before Reimbursement	545,922	3,306,756	528,200
Less:
Reimbursement from adviser	(100,614)	—	(59,411)
Total Net Expenses	445,308	3,306,756	468,789
Net Investment Income/(Loss)	872,558	12,666,754	281,392
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	3,170,036	12,621,431	536,881
Futures contracts	167,271	389,246	—
Foreign currency and forward contract transactions	(421)	(3,935)	106
Swap agreements	1,785	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(2,811,674)	(13,843,292)	(1,573,780)
Futures contracts	(115,263)	(178,244)	—
Foreign currency transactions	(169)	1,506	(38)
Swap agreements	841	—	—
Net Realized and Unrealized Gains/(Losses)	412,406	(1,013,288)	(1,036,831)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,284,964	$11,653,466	$(755,439)

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Growth and Income Plus Fund		Diversified Income Plus Fund
For the periods ended	6/30/2015 (unaudited)	12/31/2014	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$872,558	$1,260,491	$12,666,754	$21,600,846
Net realized gains/(losses)	3,338,671	2,483,764	13,006,742	16,071,596
Change in net unrealized appreciation/(depreciation)	(2,926,265)	(2,717,308)	(14,020,030)	(16,079,293)
Net Change in Net Assets Resulting From Operations	1,284,964	1,026,947	11,653,466	21,593,149
Distributions to Shareholders
From net investment income Class A	(867,165)	(1,239,236)	(10,006,480)	(16,473,470)
From net investment income Institutional Class	(25,108)	(45,097)	(2,131,199)	(4,015,094)

Total From Net Investment Income	(892,273)	(1,284,333)	(12,137,679)	(20,488,564)

From net realized gains Class A	—	(2,558,410)	—	(14,073,235)
From net realized gains Institutional Class	—	(59,140)	—	(2,849,616)

Total From Net Realized Gains	—	(2,617,550)	—	(16,922,851)

Total Distributions to Shareholders	(892,273)	(3,901,883)	(12,137,679)	(37,411,415)
Capital Stock Transactions
Class A
Sold	5,961,562	36,115,273	51,901,449	174,763,842
Distributions reinvested	820,396	3,645,176	8,885,862	27,843,997
Redeemed	(8,186,512)	(10,313,535)	(40,761,053)	(66,659,322)

Total Class A Capital Stock Transactions	(1,404,554)	29,446,914	20,026,258	135,948,517

Institutional Class
Sold	573,964	733,901	20,156,768	48,466,474
Distributions reinvested	23,923	98,237	2,137,280	6,789,078
Redeemed	(326,448)	(1,310,493)	(20,316,333)	(44,040,301)

Total Institutional Class Capital Stock Transactions	271,439	(478,355)	1,977,715	11,215,251

Capital Stock Transactions	(1,133,115)	28,968,559	22,003,973	147,163,768
Net Increase/(Decrease) in Net Assets	(740,424)	26,093,623	21,519,760	131,345,502
Net Assets, Beginning of Period	78,224,718	52,131,095	697,902,902	566,557,400
Net Assets, End of Period	$77,484,294	$78,224,718	$719,422,662	$697,902,902
Accumulated Undistributed Net Investment Income/(Loss)	$(33,764)	$(14,049)	$1,959,668	$1,430,593
Capital Stock Share Transactions
Class A shares
Sold	580,763	3,457,687	7,218,256	23,828,980
Distributions reinvested	80,852	360,497	1,239,341	3,864,523
Redeemed	(799,730)	(997,017)	(5,672,545)	(9,116,870)

Total Class A shares	(138,115)	2,821,167	2,785,052	18,576,633

Institutional Class shares
Sold	56,154	70,275	2,830,205	6,683,564
Distributions reinvested	2,337	9,661	300,630	948,339
Redeemed	(32,245)	(125,980)	(2,852,046)	(6,083,130)

Total Institutional Class shares	26,246	(46,044)	278,789	1,548,773

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Statement of Changes in Net Assets – continued

	Natural Resources Fund
For the periods ended	6/30/2015 (unaudited)	12/31/2014
Operations
Net investment income/(loss)	$281,392	$491,940
Net realized gains/(losses)	536,987	6,119,605
Change in net unrealized appreciation/(depreciation)	(1,573,818)	(25,759,138)
Net Change in Net Assets Resulting From Operations	(755,439)	(19,147,593)
Distributions to Shareholders
From net investment income Class A	—	(63,317)
From net investment income Institutional Class	—	(540,358)

Total From Net Investment Income	—	(603,675)

Total Distributions to Shareholders	—	(603,675)
Capital Stock Transactions
Class A
Sold	4,708,328	6,252,193
Distributions reinvested	18	61,740
Redeemed	(2,329,423)	(2,998,700)

Total Class A Capital Stock Transactions	2,378,923	3,315,233

Institutional Class
Sold	189,077	70,488
Distributions reinvested	—	538,185
Redeemed	(91,192)	(258,768)

Total Institutional Class Capital Stock Transactions	97,885	349,905

Capital Stock Transactions	2,476,808	3,665,138
Net Increase/(Decrease) in Net Assets	1,721,369	(16,086,130)
Net Assets, Beginning of Period	86,296,055	102,382,185
Net Assets, End of Period	$88,017,424	$86,296,055
Accumulated Undistributed Net Investment Income/(Loss)	$259,872	$(21,520)
Capital Stock Share Transactions
Class A shares
Sold	581,282	646,846
Distributions reinvested	2	7,604
Redeemed	(283,482)	(301,752)

Total Class A shares	297,802	352,698

Institutional Class shares
Sold	23,530	6,907
Distributions reinvested	—	66,279
Redeemed	(10,854)	(24,991)

Total Institutional Class shares	12,676	48,195

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-six separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation funds, four income plus funds, twelve equity funds, five fixed-income funds, and one money market fund.

This shareholder report includes Thrivent Growth and Income Plus Fund, Thrivent Diversified Income Plus Fund and Thrivent Natural Resources Fund, three of the Trust’s twenty-six Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 - Financial Services - Investment Companies.

Mergers – The Board of Trustees of Thrivent Mutual Funds have approved the merger of Thrivent Natural Resources Fund into Thrivent Large Cap Stock Fund. The merger was approved by the shareholders of Natural Resources Fund at a special meeting of shareholders held on August 14, 2015. The merger occurred on August 28, 2015.

(A) Share Classes – As of June 30, 2015, the Trust includes two classes of shares: Class A and Institutional Class. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds, although some of the fixed-income funds have reduced 12b-1 fees and either a lower or no front-end sales load. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. All 26 Funds of the Trust offer Class A and Institutional Class shares.

(B) Other – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 30, 2015, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2011 through 2014. Additionally, as of June 30, 2015, the tax year ended December 31, 2010 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 30, 2015, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes – Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/ loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Growth and Income Plus Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund are declared and paid monthly. Natural Resources Fund are declared and paid annually. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(G) Derivative Financial Instruments – Each of the Funds, with the exception of Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Each of the Funds, with the exception of Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Each of the Funds, with the exception of Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Growth and Income Plus
Futures Contracts	1,229	—	1,229	672	—	—	557	(*)
Diversified Income Plus
Futures Contracts	32,685	—	32,685	32,685	—	—	—

(*)	Net futures amount represents the net amount receivable from the counterparty in the event of a default.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in our Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Growth and Income Plus
Futures Contracts	672	—	672	672	—	—	—
Swap Credit Contracts	1,402	—	1,402	—	—	1,402	—
Diversified Income Plus
Futures Contracts	111,682	—	111,682	32,685	—	78,997	—
Securities Lending	1,709,782	—	1,709,782	1,594,186	—	—	115,596^
Natural Resources
Securities Lending	10,919,500	—	10,919,500	10,599,257	—	—	320,243^

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable from the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to post or receive margin - depending on market movements—on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(I) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of June 30, 2015, the value of securities on loan is as follows:

Fund	Securities on Loan
Diversified Income Plus	$1,594,186
Natural Resources	10,599,257

(J) When-Issued and Delayed Delivery Transactions – Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2015, none of the Funds engaged in these types of investments.

(M) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(N) Stripped Securities – Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(O) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(R) Litigation – Awards from class action litigation are recorded as realized gains on the payment date.

(S) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%
Natural Resources	0.800%	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%

(B) Expense Reimbursements – As of June 30, 2015, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Growth and Income Plus	1.15%	0.80%	2/28/2016
Diversified Income Plus	1.00%	N/A	2/28/2016
Natural Resources	1.30%	N/A	2/28/2016

The Funds covered in this shareholder report may invest cash in High Yield Fund, Money Market Fund and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended June 30, 2015, none of the Funds covered in this shareholder report invested in High Yield Fund. During the six months ended June 30, 2015, none of the Funds covered in this shareholder report invested in Money Market Fund. During the six months ended June 30, 2015, all Funds covered in this shareholder report invested in Thrivent Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee which is charged to the Fund for its investment in High Yield Fund or Money Market Fund.

(C) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares generally have a Rule 12b-1 fee of up to 0.25% of average net assets.

(D) Sales Charges and Other Fees – For the six months ended June 30, 2015, Thrivent Investment Mgt. received $739,845 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. For the six months ended June 30, 2015, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $183,804 from the Funds covered in this shareholder report.

The Trust has entered into an agreement with Thrivent Financial Investor Services, Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended June 30, 2015, Thrivent Investor Services received $322,158 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $8,826 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2015. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

(E) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2015, the tax-basis balance has not yet been determined.

At December 31, 2014, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Natural Resources	$6,130,190	2017

	$6,130,190

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Unlimited capital loss carryovers will be utilized before capital loss carryovers with expiration dates.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$79,583	$77,908
Diversified Income Plus	399,141	360,659
Natural Resources	16,389	13,790

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$12,004	$12,521
Diversified Income Plus	134,185	145,753

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2015, the following Funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Diversified Income Plus	8	1.43%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – The Funds may invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – During the six months ended June 30, 2015, none of the Funds engaged in these types of investments.

Thrivent Mutual Funds

Notes to Financial Statements

June 30, 2015

(unaudited)

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) RELATED PARTY TRANSACTIONS

As of June 30, 2015, no related parties held shares in excess of 5% of the Funds covered in this shareholder report.

(8) SUBSEQUENT EVENTS

On July 20, 2015, the Thrivent Asset Allocation Funds, as the shareholders of underlying funds of Thrivent Mutual Funds, (the “underlying funds”), redeemed their shares in-kind (“in-kind redemption”) of Thrivent Natural Resources Fund. The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares. As a result of the in-kind redemption, net assets of Natural Resources Fund decreased approximately 79.20%. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes.

The Adviser of the Funds has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
GROWTH AND INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2015 (unaudited)	$10.03	$0.11	$0.06	$0.17	$(0.12)	$—
Year Ended 12/31/2014	10.38	0.19	0.01	0.20	(0.20)	(0.35)
Year Ended 12/31/2013	9.59	0.18	1.83	2.01	(0.19)	(1.03)
Year Ended 12/31/2012	8.70	0.20	0.89	1.09	(0.20)	—
Year Ended 12/31/2011	9.08	0.13	(0.38)	(0.25)	(0.13)	—
Year Ended 12/31/2010	7.98	0.13	1.12	1.25	(0.15)	—
Institutional Class Shares
Period Ended 6/30/2015 (unaudited)	10.05	0.09	0.09	0.18	(0.13)	—
Year Ended 12/31/2014	10.39	0.29	(0.05)	0.24	(0.23)	(0.35)
Year Ended 12/31/2013	9.60	0.44	1.61	2.05	(0.23)	(1.03)
Year Ended 12/31/2012	8.71	0.24	0.88	1.12	(0.23)	—
Year Ended 12/31/2011	9.08	0.16	(0.37)	(0.21)	(0.16)	—
Year Ended 12/31/2010	7.98	0.17	1.11	1.28	(0.18)	—

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2015 (unaudited)	7.10	0.12	—	0.12	(0.12)	—
Year Ended 12/31/2014	7.25	0.24	0.02	0.26	(0.23)	(0.18)
Year Ended 12/31/2013	6.82	0.23	0.47	0.70	(0.23)	(0.04)
Year Ended 12/31/2012	6.22	0.27	0.59	0.86	(0.26)	—
Year Ended 12/31/2011	6.39	0.27	(0.15)	0.12	(0.29)	—
Year Ended 12/31/2010	5.83	0.33	0.54	0.87	(0.31)	—
Institutional Class Shares
Period Ended 6/30/2015 (unaudited)	7.04	0.13	—	0.13	(0.13)	—
Year Ended 12/31/2014	7.19	0.26	0.02	0.28	(0.25)	(0.18)
Year Ended 12/31/2013	6.77	0.26	0.46	0.72	(0.26)	(0.04)
Year Ended 12/31/2012	6.19	0.30	0.57	0.87	(0.29)	—
Year Ended 12/31/2011	6.36	0.29	(0.15)	0.14	(0.31)	—
Year Ended 12/31/2010	5.81	0.36	0.52	0.88	(0.33)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ (0.12)	$10.08	1.65%	$75.4	1.15%	2.23%	1.41%	1.97%	120%
(0.55)	10.03	1.89%	76.5	1.15%	1.93%	1.42%	1.66%	167%
(1.22)	10.38	21.08%	49.8	1.15%	1.69%	1.50%	1.34%	162%
(0.20)	9.59	12.60%	25.6	1.15%	2.18%	1.47%	1.86%	164%
(0.13)	8.70	(2.79)%	21.0	1.15%	1.47%	1.47%	1.15%	193%
(0.15)	9.08	15.83%	11.7	1.16%	1.90%	1.76%	1.29%	360%

(0.13)	10.10	1.82%	2.0	0.80%	2.59%	1.11%	2.28%	120%
(0.58)	10.05	2.34%	1.8	0.80%	2.24%	1.12%	1.92%	167%
(1.26)	10.39	21.56%	2.3	0.80%	2.02%	0.92%	1.90%	162%
(0.23)	9.60	12.97%	35.3	0.80%	2.52%	0.94%	2.38%	164%
(0.16)	8.71	(2.35)%	30.6	0.80%	1.80%	0.94%	1.66%	193%
(0.18)	9.08	16.23%	29.9	0.81%	2.09%	1.19%	1.70%	360%

(0.12)	7.10	1.69%	601.3	0.98%	3.53%	0.98%	3.53%	74%
(0.41)	7.10	3.54%	581.7	0.98%	3.33%	0.98%	3.33%	137%
(0.27)	7.25	10.40%	459.1	1.00%	3.34%	1.00%	3.34%	155%
(0.26)	6.82	14.08%	290.7	0.99%	4.14%	1.03%	4.10%	153%
(0.29)	6.22	1.78%	200.5	0.97%	4.29%	1.06%	4.20%	126%
(0.31)	6.39	15.24%	171.5	1.12%	5.62%	1.12%	5.61%	112%

(0.13)	7.04	1.85%	118.1	0.69%	3.82%	0.69%	3.82%	74%
(0.43)	7.04	3.90%	116.2	0.69%	3.60%	0.69%	3.60%	137%
(0.30)	7.19	10.70%	107.5	0.70%	3.66%	0.70%	3.66%	155%
(0.29)	6.77	14.23%	54.2	0.72%	4.47%	0.72%	4.47%	153%
(0.31)	6.19	2.18%	17.4	0.74%	4.53%	0.74%	4.52%	126%
(0.33)	6.36	15.57%	7.7	0.76%	5.92%	0.77%	5.92%	112%

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
NATURAL RESOURCES FUND(c)
Class A Shares
Period Ended 6/30/2015 (unaudited)	$8.08	$0.02	$(0.10)	$(0.08)	$—	$—
Year Ended 12/31/2014	9.95	0.02	(1.86)	(1.84)	(0.03)	—
Year Ended 12/31/2013	9.13	0.02	0.84	0.86	(0.02)	—
Year Ended 12/31/2012	9.57	0.04	(0.43)	(0.39)	(0.04)	—
Year Ended 12/31/2011	9.66	0.08	0.01	0.09	(0.09)	—
Year Ended 12/31/2010	7.79	0.11	1.98	2.09	(0.18)	—
Institutional Class Shares
Period Ended 6/30/2015 (unaudited)	8.08	0.03	(0.10)	(0.07)	—	—
Year Ended 12/31/2014	9.96	0.05	(1.87)	(1.82)	(0.06)	—
Year Ended 12/31/2013	9.13	0.05	0.85	0.90	(0.05)	—
Year Ended 12/31/2012	9.57	0.07	(0.43)	(0.36)	(0.07)	—
Year Ended 12/31/2011	9.66	0.12	—	0.12	(0.12)	—
Year Ended 12/31/2010	7.80	0.13	1.98	2.11	(0.21)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)	Prior to October 10, 2011, Fund was the “Real Estate Securities Fund” and invested at least 80% of its net assets in issuers primarily engaged in the U.S. real estate industry.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
					Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	$8.00	(0.99)%	$17.9	1.30%	0.39%	1.97%	(0.28)%	16%
—	(0.03)	8.08	(18.47)%	15.7	1.30%	0.19%	1.83%	(0.34)%	58%
(0.02)	(0.04)	9.95	9.43%	15.8	1.30%	0.22%	1.81%	(0.28)%	36%
(0.01)	(0.05)	9.13	(4.05)%	14.9	1.30%	0.46%	1.77%	(0.01)%	30%
(0.09)	(0.18)	9.57	0.85%	15.4	1.30%	0.77%	1.70%	0.37%	92%
(0.04)	(0.22)	9.66	27.15%	14.8	1.29%	1.17%	1.81%	0.66%	18%

—	—	8.01	(0.87)%	70.1	0.99%	0.69%	0.99%	0.69%	16%
—	(0.06)	8.08	(18.25)%	70.6	0.96%	0.52%	0.96%	0.52%	58%
(0.02)	(0.07)	9.96	9.89%	86.6	0.97%	0.56%	0.97%	0.56%	36%
(0.01)	(0.08)	9.13	(3.71)%	79.1	0.97%	0.78%	0.97%	0.78%	30%
(0.09)	(0.21)	9.57	1.21%	96.8	0.94%	1.15%	0.94%	1.15%	92%
(0.04)	(0.25)	9.66	27.38%	95.4	0.97%	1.47%	0.97%	1.47%	18%

The accompanying Notes to Financial Statements are an integral part of this statement.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent. com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at www.thrivent.com or www.sec.gov where it is part of form N-CSRS.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

Shareholders of the Thrivent Mutual Funds (the “Trust”) recently approved the changes described below.

1.	The following mergers of series of the Trust will take place after the close of business on August 28, 2015:

Target Fund		Acquiring Fund
Thrivent Partner Small Cap Growth Fund	into	Thrivent Small Cap Stock Fund
Thrivent Partner Small Cap Value Fund	into	Thrivent Small Cap Stock Fund
Thrivent Mid Cap Growth Fund	into	Thrivent Mid Cap Stock Fund
Thrivent Partner Mid Cap Value Fund	into	Thrivent Mid Cap Stock Fund
Thrivent Natural Resources Fund	into	Thrivent Large Cap Stock Fund

In connection with the mergers, each investment in a Target Fund will automatically be transferred into the corresponding Acquiring Fund listed above and the Target Funds will dissolve. Following the closing of each merger, the Target Funds will be deleted from the Trust’s prospectus.

2.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Aggressive Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.20%	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	1.69%	1.29%
Less Expense Reimbursement[1]	(0.44)%	(0.44)%
Net Annual Fund Operating Expenses	1.25%	0.85%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$670	$925	$1,199	$1,978
Institutional Class Shares	$87	$271	$471	$1,049

3.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderately Aggressive Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.68%	0.68%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.17%	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.45%	0.45%
Total Annual Fund Operating Expenses	1.55%	1.18%
Less Expense Reimbursement[1]	(0.39)%	(0.39)%
Net Annual Fund Operating Expenses	1.16%	0.79%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$662	$898	$1,153	$1,881
Institutional Class Shares	$81	$252	$439	$978

4.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderate Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.05%
Acquired Fund (Underlying Fund) Fees and Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.41%	1.07%
Less Expense Reimbursement[1]	(0.34)%	(0.34)%
Net Annual Fund Operating Expenses	1.07%	0.73%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$653	$872	$1,108	$1,784
Institutional Class Shares	$75	$233	$406	$906

5.	Effective September 1, 2015, the “Annual Fund Operating Expenses” and “Example” tables under “Summary Section – Fees and Expenses” for Thrivent Moderately Conservative Allocation Fund will be deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Institutional Class
Management Fees	0.59%	0.59%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.14%	0.06%
Acquired Fund (Underlying Fund) Fees and Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.26%	0.93%
Less Expense Reimbursement[1]	(0.24)%	(0.24)%
Net Annual Fund Operating Expenses	1.02%	0.69%

1 The Adviser has contractually agreed, for as long as the proposed fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser serves as investment adviser. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

	1 Year	3 Year	5 Year	10 Years
Class A Shares	$648	$857	$1,082	$1,729
Institutional Class Shares	$70	$221	$384	$859

6.	The following individuals were elected to the Board of Trustees of the Trust: Janice B. Case, Richard L. Gady, Richard A. Hauser, Marc S. Joseph, Paul R. Laubscher, James A. Nussle, Douglas D. Sims, Constance L. Souders, Russell W. Swansen, and David S. Royal.

The date of this Supplement is August 20, 2015.

Please include this Supplement with your Prospectus.

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

1.	The following is hereby added to “Principal Strategies” in the “Summary Section” of the prospectuses for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund (collectively, the “Funds”):

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

2.	The following risk is hereby added to “Principal Risks” in the “Summary Section” of the prospectuses for the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

3.	The disclosure in “Exchange Traded Funds (ETFs)” under “More about Investment Strategies and Risks— Other Securities and Investment Practices” of the prospectuses for the Funds is hereby deleted and replaced with the following:

Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs. An ETF is an investment company that holds a portfolio of investments generally designed to track the performance of an index, including industry, sector, country and region indexes. An ETF trades on a securities exchange.

Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Funds may rely on these exemptive orders in order to invest in certain ETFs beyond the foregoing statutory limitations.

4.	The following is hereby added under “More about Investment Strategies and Risks—Glossary of Principal Risks” in the prospectuses of the Funds:

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. In addition, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

The date of this Supplement is June 25, 2015.

Please include this Supplement with your Prospectus.

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THRIVENT MUTUAL FUNDS
625 Fourth Ave. S., Minneapolis, MN 55415-1665

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI, 54919-0001 or by calling us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request.

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Paperless delivery of documents provides faster access to important information. An email is sent to you when new documents are available.

Paperless delivery options:

- Prospectuses
- Annual and semiannual reports
- Most billing and contribution notices
- Most contract and account statements
- Most life insurance statements
- Confirmation activity statements
- Annual privacy notice
- *Thrivent* magazine

Go to the link (or scan the code) to learn more and access a "How to enroll" PDF.

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www.thrivent.com/gopaperless

Securities offered through Thrivent Investment Management Inc., 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

24042SAR R8-15

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

(a) The summary schedule of investments for these funds; Growth and Income Plus Fund and Diversified Income Plus Fund, are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for said funds are filed under this Item.

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$39,395	3.500%, 5/22/2020	$28,225
	Fortescue Metals Group, Ltd., Term Loan
126,790	3.750%, 6/30/2019	112,324
	Ineos US Finance, LLC, Term Loan
89,729	3.750%, 12/15/2020	89,075
	NewPage Corporation, Term Loan
88,136	9.500%, 2/11/2021	70,685
	Tronox Pigments BV, Term Loan
83,788	4.250%, 3/19/2020	83,736
	Wausau Paper Corporation, Term Loan
74,072	6.500%, 7/30/2020	73,702

	Total	457,747

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
88,610	3.750%, 10/9/2019	87,436
	Berry Plastics Group, Inc., Term Loan
119,318	3.500%, 2/8/2020	118,681
	Rexnord, LLC, Term Loan
90,390	4.000%, 8/21/2020	90,051
	Silver II Borrower, Term Loan
84,637	4.000%, 12/13/2019	81,548

	Total	377,716

Communications Services (3.5%)
	Altice Financing SA, Term Loan
87,500	5.250%, 2/4/2022	87,646
	Atlantic Broadband Penn, LLC, Term Loan
146,709	3.250%, 11/30/2019	145,992
	Birch Communication, Inc., Term Loan
87,438	7.750%, 7/17/2020	87,437
	Cengage Learning Acquisitions, Term Loan
57,719	7.000%, 3/31/2020	57,719
	Charter Communications Operating, LLC, Term Loan
73,253	3.000%, 7/1/2020	72,368
45,080	3.000%, 1/3/2021	44,484
	Cincinnati Bell, Inc., Term Loan
90,390	4.000%, 9/10/2020	90,315
	CommScope, Inc., Term Loan
110,000	0.000%, 5/28/2022[b,c]	109,771
	Fairpoint Communications, Term Loan
90,155	7.500%, 2/14/2019	90,803
	Grande Communications Networks, LLC, Term Loan
90,161	4.500%, 5/29/2020	89,542
	Gray Television, Inc., Term Loan
151,351	3.750%, 6/13/2021	151,200
	Hargray Communications Group, Inc., Term Loan
148,388	5.250%, 6/26/2019	148,990
	iHeartCommunications, Inc., Term Loan
92,000	6.937%, 1/30/2019	84,829
	IMG Worldwide, Inc., Term Loan
84,337	5.250%, 5/6/2021[b,c]	84,084
	Integra Telecom Holdings, Inc., Term Loan
90,160	5.250%, 8/14/2020	89,461
	Intelsat Jackson Holdings SA, Term Loan
119,444	3.750%, 6/30/2019	118,424
	Level 3 Communications, Inc., Term Loan
121,000	4.000%, 8/1/2019	121,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
25,000	4.500%, 1/7/2022	24,750
80,000	4.500%, 1/7/2022	79,734
	LTS Buyer, LLC, Term Loan
107,216	4.000%, 4/13/2020	106,513
	MCC Georgia, LLC, Term Loan
69,300	3.750%, 6/30/2021	69,084
	NEP/NCP Holdco, Inc., Term Loan
90,396	4.250%, 1/22/2020	88,927
	NTelos, Inc., Term Loan
90,146	5.750%, 11/9/2019	78,878
	SBA Senior Finance II, LLC, Term Loan
99,000	3.250%, 3/24/2021	97,965
	TNS, Inc., Term Loan
57,740	5.000%, 2/14/2020	57,716
	Univision Communications, Inc., Term Loan
90,140	4.000%, 3/1/2020	89,335
	Virgin Media Investment Holdings, Ltd., Term Loan
46,459	3.500%, 6/30/2023	45,956
	WideOpenWest Finance, LLC, Term Loan
78,890	4.500%, 4/1/2019	78,682
	XO Communications, LLC, Term Loan
98,849	4.250%, 3/20/2021	98,623
	Yankee Cable Acquisition, LLC, Term Loan
87,274	4.250%, 3/1/2020	87,274
	Zayo Group, LLC, Term Loan
78,881	3.750%, 7/2/2019	78,146

	Total	2,755,648

Consumer Cyclical (1.9%)
	Amaya Gaming Group, Inc., Term Loan
136,469	5.000%, 8/1/2021	136,230
	Burlington Coat Factory Warehouse Corporation, Term Loan
117,245	4.250%, 8/13/2021	117,153
	Ceridian HCM Holding, Inc., Term Loan
44,335	4.500%, 9/15/2020	43,864
	Dollar Tree, Inc., Term Loan
62,500	3.500%, 3/9/2022	62,448
	FCA US, LLC, Term Loan
59,250	3.250%, 12/31/2018	59,045
	Golden Nugget, Inc., Delayed Draw
10,422	5.500%, 11/21/2019	10,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Golden Nugget, Inc., Term Loan
$24,318	5.500%, 11/21/2019	$24,500
	Hilton Worldwide Finance, LLC, Term Loan
87,941	3.500%, 10/26/2020	87,955
	J.C. Penney Corporation, Inc., Term Loan
90,160	6.000%, 5/22/2018	89,902
	Las Vegas Sands, LLC, Term Loan
19,700	3.250%, 12/19/2020	19,594
	Marina District Finance Company, Inc., Term Loan
47,187	6.500%, 8/15/2018	47,571
	MGM Resorts International, Term Loan
127,842	3.500%, 12/20/2019	126,851
	Michaels Stores, Inc., Term Loan
69,475	4.000%, 1/28/2020	69,490
	Mohegan Tribal Gaming Authority, Term Loan
53,190	5.500%, 11/19/2019	52,883
	Pinnacle Entertainment, Inc., Term Loan
124,762	3.750%, 8/13/2020	124,674
	ROC Finance, LLC, Term Loan
90,390	5.000%, 6/20/2019	88,544
	Scientific Games International, Inc., Term Loan
90,620	6.000%, 10/18/2020	90,558
	Seminole Hard Rock Entertainment, Inc., Term Loan
148,485	3.500%, 5/14/2020	147,866
	Seminole Indian Tribe of Florida, Term Loan
54,355	3.000%, 4/29/2020	54,273

	Total	1,453,901

Consumer Non-Cyclical (1.4%)
	Albertsons, Inc., Term Loan
140,709	5.375%, 3/21/2019	141,166
	Catalina Marketing Corporation, Term Loan
59,400	4.500%, 4/9/2021	52,272
	CHS/Community Health Systems, Inc., Term Loan
12,393	3.534%, 12/31/2018	12,383
11,631	3.750%, 1/27/2021	11,628
21,401	4.000%, 1/27/2021	21,423
	Endo Luxembourg Finance I Co Sarl, Term Loan
100,000	0.000%, 6/24/2022[b,c]	100,188
	JBS USA, LLC, Term Loan
60,653	3.750%, 5/25/2018	60,425
39,597	3.750%, 9/18/2020	39,465
	Libbey Glass, Inc., Term Loan
123,750	3.750%, 4/9/2021	123,595
	LTF Merger Sub, Inc., Term Loan
75,000	0.000%, 6/10/2022[b,c]	74,400
	McGraw-Hill Global Education Holdings, LLC, Term Loan
77,158	4.750%, 3/22/2019	77,287
	Ortho-Clinical Diagnostics, Inc., Term Loan
123,874	4.750%, 6/30/2021	121,309
	Roundy’s Supermarkets, Inc., Term Loan
68,967	5.750%, 3/3/2021	66,553
	Supervalu, Inc., Term Loan
129,356	4.500%, 3/21/2019	129,504
	Visant Corporation, Term Loan
56,228	7.000%, 9/23/2021	54,166

	Total	1,085,764

Energy (0.6%)
	Arch Coal, Inc., Term Loan
90,145	6.250%, 5/16/2018	61,355
	Aria Energy Operating, LLC, Term Loan
44,520	5.000%, 5/27/2022	44,576
	Energy Solutions, LLC, Term Loan
84,407	6.750%, 5/29/2020	84,548
	Exgen Renewables I, LLC, Term Loan
35,698	5.250%, 2/6/2021	36,055
	McJunkin Red Man Corporation, Term Loan
56,934	5.000%, 11/8/2019	56,436
	MEG Energy Corporation, Term Loan
74,614	3.750%, 3/31/2020	73,015
	Offshore Group Investment, Ltd., Term Loan
98,838	5.750%, 3/28/2019	59,920
	Pacific Drilling SA, Term Loan
67,620	4.500%, 6/3/2018	54,265

	Total	470,170

Financials (0.7%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	99,675
	DJO Finance, LLC, Term Loan
60,000	4.250%, 6/7/2020	59,963
	Harland Clarke Holdings Corporation, Term Loan
87,400	7.000%, 5/22/2018	87,619
	MPH Acquisition Holdings, LLC, Term Loan
129,673	3.750%, 3/31/2021	128,792
	TransUnion, LLC, Term Loan
59,250	3.750%, 4/9/2021	58,685
	WaveDivision Holdings, LLC, Term Loan
110,786	4.000%, 10/15/2019	110,647

	Total	545,381

Technology (0.8%)
	Avago Technologies, Ltd., Term Loan
86,102	3.750%, 5/6/2021	86,178
	BMC Software, Inc., Term Loan
87,425	5.000%, 9/10/2020	82,139
	First Data Corporation, Term Loan
92,000	3.687%, 3/23/2018	91,622
50,000	0.000%, 9/24/2018[b,c]	49,822

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Technology (0.8%) - continued
	Freescale Semiconductor, Inc., Term Loan
$90,166	4.250%, 2/28/2020	$90,191
	Infor US, Inc., Term Loan
84,132	3.750%, 6/3/2020	82,791
	Merrill Communications, LLC, Term Loan
55,000	6.250%, 6/1/2022	54,725
	SS&C European Holdings SARL, Term Loan
10,112	0.000%, 6/29/2022[b,c]	10,106
44,888	0.000%, 6/29/2022[b,c]	44,860

	Total	592,434

Transportation (0.3%)
	American Airlines, Inc., Term Loan
90,390	3.500%, 6/27/2020	89,430
	Delta Air Lines, Inc., Term Loan
78,972	3.250%, 4/20/2017	78,741
	OSG Bulk Ships, Inc., Term Loan
94,050	5.250%, 8/5/2019	93,992

	Total	262,163

Utilities (0.3%)
	Calpine Corporation, Term Loan
29,550	4.000%, 10/31/2020	29,492
88,882	3.500%, 5/27/2022	88,016
	Intergen NV, Term Loan
90,160	5.500%, 6/15/2020	86,215

	Total	203,723

	Total Bank Loans
	(cost $8,367,646)	8,204,647

Shares	Common Stock (65.6%)
Consumer Discretionary (10.4%)
300	ABC-MART, Inc.	18,361
1,700	Aisin Seiki Company, Ltd.	72,283
1,720	Amazon.com, Inc.[d]	746,635
1,160	AutoZone, Inc.[d]	773,604
400	Bayerische Motoren Werke AG	33,869
1,900	Berkeley Group Holdings plc	99,842
5,840	Best Buy Company, Inc.	190,442
3,120	BorgWarner, Inc.	177,341
500	Brembo SPA	21,330
600	Bridgestone Corporation	22,178
3,366	Cedar Fair, LP	183,413
800	Chiyoda Company, Ltd.	18,776
15,818	Comcast Corporation	951,295
7,500	Crown Resorts, Ltd.	70,470
400	Daiichikosho Company, Ltd.	14,078
8,700	EDION Corporation	61,594
2,200	Electrolux AB	68,933
49,100	Enterprise Inns plc[d]	95,708
5,160	Ford Motor Company	77,452
1,760	General Motors Company	58,661
6,000	Gunze, Ltd.	16,411
5,200	Hakuhodo Dy Holdings, Inc.	55,611
1,590	Harman International Industries, Inc.	189,115
3,200	Haseko Corporation	37,693
3,000	Heiwa Corporation	59,718
5,400	Honda Motor Company, Ltd.	174,527
200	Hugo Boss AG	22,359
2,800	Informa plc	24,048
4,220	Jarden Corporation[d]	218,385
3,300	JM AB	89,940
23,376	Kongsberg Automotive ASA[d]	16,238
5,588	Las Vegas Sands Corporation	293,761
4,000	Luk Fook Holdings International, Ltd.	11,779
1,970	Marriott International, Inc.	146,548
16,900	Marston’s plc	42,672
7,174	MDC Partners, Inc.	141,328
3,700	NOK Corporation	114,640
2,300	Oxford Industries, Inc.	201,135
4,900	Persimmon plc	152,026
1,700	Premier Investments, Ltd.	16,715
1,500	SES SA	50,427
1,600	SHOWA Corporation	15,922
2,400	Slater & Gordon, Ltd.	6,548
13,634	Starbucks Corporation	730,987
5,500	Sumitomo Forestry Company, Ltd.	67,827
1,200	Sumitomo Rubber Industries, Ltd.	18,588
8,770	Target Corporation	715,895
5,120	Toll Brothers, Inc.[d]	195,533
10,560	Tuesday Morning Corporation[d]	118,958
5,800	UBM plc	48,733
400	Valora Holding AG	78,587
3,000	Wacoal Holdings Corporation	35,060
3,100	WH Smith plc	74,343
3,800	WPP plc	85,295

	Total	8,023,617

Consumer Staples (3.2%)
900	AarhusKarlshamn AB	53,306
4,918	Anheuser-Busch InBev NV ADR	593,455
2,400	Axfood AB	38,313
752	Bakkafrost PF	20,053
5,100	Britvic plc	57,460
200	Carlsberg AS	18,121
200	Casino Guichard Perrachon SA	15,181
1,100	Coca-Cola HBC AGd	23,607
400	Cranswick plc	10,031
700	Henkel AG & Company KGaA	66,749
4,100	J Sainsbury plc	17,067
10,000	Koninklijke Ahold NV	187,727
400	KOSE Corporation	32,897
300	Milbon Company, Ltd.	9,546
4,200	Nestle SA	303,033
6,610	Philip Morris International, Inc.	529,924
400	Reckitt Benckiser Group plc	34,493
27,300	Rite Aid Corporation[d]	227,955
400	Royal Unibrew AS	13,672
3,889	SalMar ASA	57,039
2,600	Suedzucker AG	43,305
3,900	Swedish Match AB	110,879
5,000	Tate & Lyle plc	40,813

	Total	2,504,626

Energy (3.8%)
2,327	BW LPG, Ltd.	19,897
22,708	BW Offshore, Ltd.	14,639
7,300	Cameron International Corporation[d]	382,301
17,670	Cobalt International Energy, Inc.[d]	171,576
1,460	Concho Resources, Inc.[d]	166,235
5,040	EOG Resources, Inc.	441,252
4,590	EQT Corporation	373,350
7,000	ERG SPA	83,971

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.6%)	Value
Energy (3.8%) - continued
1,700	Royal Dutch Shell plc	$48,348
8,345	Royal Dutch Shell plc, Class B	237,585
3,400	Showa Shell Sekiyu KK	29,708
2,222	Statoil ASA	39,736
1,600	Total SA	78,482
6,566	Total SA ADR	322,850
35,290	Weatherford International, Ltd.[d]	433,008
2,200	Woodside Petroleum, Ltd.	58,051
5,100	WorleyParsons, Ltd.	40,947

	Total	2,941,936

Financials (20.1%)
500	Acadia Realty Trust	14,555
950	Affiliated Managers Group, Inc.[d]	207,670
500	Agree Realty Corporation	14,585
3,822	Alexandria Real Estate Equities, Inc.	334,272
3,400	Allianz SE	530,235
1,500	American Realty Capital Properties, Inc.	12,195
16,600	Amlin plc	124,202
2,000	Apartment Investment & Management Company	73,860
8,250	Apollo Investment Corporation	58,410
3,800	Ares Capital Corporation	62,548
9,680	Assured Guaranty, Ltd.	232,223
1,300	AvalonBay Communities, Inc.	207,831
5,000	Bank Hapoalim, Ltd.	26,910
5,903	Bank of Queensland, Ltd.	58,082
15,000	Bank of Yokohama, Ltd.	91,860
2,600	Bendigo and Adelaide Bank, Ltd.	24,585
9,200	BinckBank NV	87,796
2,000	BioMed Realty Trust, Inc.	38,680
8,082	Blackstone Group, LP	330,311
400	Bluerock Residential Growth REIT, Inc.	5,064
400	Bolsas y Mercados Espanoles SA	16,213
2,406	Boston Properties, Inc.	291,222
9,698	Brixmor Property Group, Inc.	224,315
3,660	Camden Property Trust	271,865
5,880	Capital One Financial Corporation	517,264
4,002	Capital Shopping Centres Group plc	19,332
12,400	Capitaland Commercial Trust[d]	14,351
12,300	CapitaMall Trust[d]	19,620
12,660	Charles Schwab Corporation	413,349
50	Chatham Lodging Trust	1,323
356	Chesapeake Lodging Trust	10,851
4,000	Chiba Bank, Ltd.	30,459
12,950	Citigroup, Inc.	715,358
3,800	CNP Assurances	63,600
600	Commonwealth Bank of Australia	39,346
150	CoreSite Realty Corporation	6,816
2,300	CubeSmart	53,268
600	CyrusOne, Inc.	17,670
1,300	Daito Trust Construction Company, Ltd.	134,544
7	Daiwa House Residential Investment Corporation	15,866
5,000	Daiwa Securities Group, Inc.	37,404
11,180	DDR Corporation	172,843
800	Delta Lloyd NV	13,133
7,800	DEXUS Property Group	43,891
500	Digital Realty Trust, Inc.	33,340
14,666	Direct Line Insurance Group plc	77,415
3,864	DnB ASA	64,350
8,100	Duke Realty Corporation	150,417
500	DuPont Fabros Technology, Inc.	14,725
4,010	E*TRADE Financial Corporation[d]	120,099
3,570	Encore Capital Group, Inc.[d]	152,582
700	EPR Properties	38,346
1,000	Equity Lifestyle Properties, Inc.	52,580
3,708	Equity Residential	260,190
500	Essex Property Trust, Inc.	106,250
300	Eurocommercial Properties NV	12,559
450	Extra Space Storage, Inc.	29,349
200	Federal Realty Investment Trust	25,618
9,200	FlexiGroup, Ltd.	20,634
11,000	Frasers Centrepoint Trust	16,820
23,000	Fukuoka Financial Group, Inc.	119,211
6,039	General Growth Properties, Inc.	154,961
500	Geo Group, Inc.	17,080
1,500	Hamborner REIT AG	14,574
1,500	Hamborner REIT AG Rights[d]	94
1,500	Hannover Rueckversicherung SE	145,180
2,700	HCP, Inc.	98,469
2,457	Health Care REIT, Inc.	161,253
3,300	Healthcare Trust of America, Inc.	79,035
5,500	Henderson Land Development Company, Ltd.	37,598
1,800	Highwoods Properties, Inc.	71,910
1,000	Hospitality Properties Trust	28,820
10,670	Host Hotels & Resorts, Inc.	211,586
75,692	HSBC Holdings plc	677,773
200	Hudson Pacific Properties, Inc.	5,674
3,400	Hufvudstaden AB	41,361
26,000	Hysan Development Company, Ltd.	112,592
900	IG Group Holdings plc	10,549
14,600	Intermediate Capital Group plc	126,125
11,938	Invesco, Ltd.	447,556
16,500	Investec plc	148,251
1,100	Iron Mountain, Inc.	34,100
4	Japan Prime Realty Investment Corporation	12,419
400	Julius Baer Group, Ltd.	22,446
36,870	KeyCorp	553,787
500	Kilroy Realty Corporation	33,575
7,000	Kimco Realty Corporation	157,780
700	LaSalle Hotel Properties	24,822
19,500	Link REIT	114,113
1,175	Macerich Company	87,655
1,200	Medical Properties Trust, Inc.	15,732
8,502	MetLife, Inc.	476,027
800	Mid-America Apartment Communities, Inc.	58,248
900	Muenchener Rueckversicherungs-Gesellschaft AG	159,565
700	National Health Investors, Inc.	43,610
1,800	National Retail Properties, Inc.	63,018
120,000	New World Development Company, Ltd.	156,798
3,100	NorthStar Realty Finance Corporation	49,290
1,000	Omega Healthcare Investors, Inc.	34,330
500	Outfront Media, Inc.	12,620
4,924	PacWest Bancorp	230,246
1,200	Parkway Properties, Inc.	20,928
1,200	Physicians Realty Trust	18,432
7,780	Prologis, Inc.	288,638
1,518	Public Storage, Inc.	279,874
700	Realty Income Corporation	31,073
700	Regency Centers Corporation	41,286
5,800	Resona Holdings, Inc.	31,634
3,100	RLJ Lodging Trust	92,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.6%)	Value
Financials (20.1%) - continued
150	Sabra Healthcare REIT, Inc.	$3,861
300	Sampo Oyj	14,138
600	Schroders plc	29,938
4,500	SEGRO plc	28,671
200	Senior Housing Property Trust	3,510
2,824	Simon Property Group, Inc.	488,608
14,800	Skandinaviska Enskilda Banken AB	189,312
500	SL Green Realty Corporation	54,945
3,250	Solar Capital, Ltd.	58,500
367	Sovran Self Storage, Inc.	31,896
8,500	Spirit Realty Captial, Inc.	82,195
33,500	Stockland	105,784
395	Store Capital Corporation	7,939
2,000	Strategic Hotels & Resorts, Inc.[d]	24,240
17,000	Sumitomo Mitsui Trust Holdings, Inc.	77,768
1,500	Summit Hotel Properties, Inc.	19,515
100	Swiss Life Holding AG	22,898
3,700	Swiss Re AG	327,534
500	Talanx AG	15,347
1,833	Tanger Factory Outlet Centers, Inc.	58,106
200	Taubman Centers, Inc.	13,900
500	TRYG AS	10,425
2,100	UDR, Inc.	67,263
8,200	UNIQA Insurance Group AG	73,979
9,700	United Overseas Bank, Ltd.	165,957
1,400	Urban Edge Properties	29,106
2,500	Ventas, Inc.	155,225
2,520	Vornado Realty Trust	239,224
1,800	Wallenstam AB	12,792
600	WP Carey, Inc.	35,364
7,100	Zions Bancorporation	225,318
500	Zurich Insurance Group AG	152,215

	Total	15,534,540

Health Care (7.7%)
18,130	Abbott Laboratories	889,820
560	Actavis, Inc.[d]	169,938
200	Actelion, Ltd.	29,290
2,700	Akorn, Inc.[d]	117,882
2,320	Alexion Pharmaceuticals, Inc.[d]	419,386
2,670	Amgen, Inc.	409,898
5,100	AstraZeneca plc	322,778
200	Bayer AG	28,008
4,530	Cerner Corporation[d]	312,842
1,300	CSL, Ltd.	86,666
2,400	Essilor International SA	287,522
500	Fresenius Medical Care AG & Company	41,393
400	Gerresheimer AG	24,921
2,170	Gilead Sciences, Inc.	254,064
6,412	GlaxoSmithKline plc	133,317
2,700	Hikma Pharmaceuticals plc	82,014
300	Hogy Medical Company, Ltd.	15,389
5,800	Hologic, Inc.[d]	220,748
719	ICON plcd	48,389
980	Illumina, Inc.[d]	213,993
2,000	Kaken Pharmaceutical Company, Ltd.	69,823
2,400	KYORIN Holdings, Inc.	48,932
300	Lonza Group AG	40,100
9,000	Merck & Company, Inc.	512,370
2,000	Novartis AG	196,721
400	Orpea	28,012
400	Paramount Bed Holdings Company, Ltd.	11,810
21,192	Pfizer, Inc.	710,568
300	Sanofi	29,679
1,390	Waters Corporation[d]	178,448

	Total	5,934,721

Industrials (6.4%)
700	Aalberts Industries NV	20,815
5,200	ADT Corporation	174,564
1,400	Aida Engineering, Ltd.	15,348
18,300	Air New Zealand, Ltd.	31,618
500	Airbus Group NV	32,569
17,700	ALS, Ltd.	79,764
8,000	Asahi Glass Company, Ltd.	48,028
1,680	Boeing Company	233,050
100	Bucher Industries AG	24,878
1,200	COMSYS Holdings Corporation	17,850
3,500	CTT-Correios de Portugal SA	36,127
2,000	Dai Nippon Printing Company, Ltd.	20,638
3,300	Deutsche Post AG	96,424
3,810	EMCOR Group, Inc.	182,004
2,820	FedEx Corporation	480,528
4,900	Fenner plc	15,955
2,830	Flowserve Corporation	149,028
400	Fraport AG Frankfurt Airport Services Worldwide	25,125
700	Go-Ahead Group plc	28,972
1,200	Hamburger Hafen und Logistik AG	24,262
3,610	HNI Corporation	184,651
200	Hoshizaki Electric Company, Ltd.	11,764
6,010	Illinois Tool Works, Inc.	551,658
1,000	Inaba Denki Sangyo Company, Ltd.	34,788
8,650	Ingersoll-Rand plc	583,183
4,000	Intrum Justitia AB	121,132
9,000	ITOCHU Corporation	118,865
400	Jardine Matheson Holdings, Ltd.	22,677
200	Jungheinrich AG	13,555
400	Kanamoto Company, Ltd.	10,140
4,800	KITZ Corporation	23,986
5,100	Komatsu, Ltd.	102,323
1,700	KONE Oyj	69,003
1,100	Koninklijke Boskalis Westminster NV	53,997
1,900	MIRAIT Holdings Corporation	22,141
2,000	Mitsuboshi Belting, Ltd.	15,846
500	NCC AB	15,271
2,100	Nippon Konpo Unyu Soko Company, Ltd.	36,610
2,000	Nisshinbo Holdings, Inc.	22,353
3,500	Nitto Kogyo Corporation	78,769
6,600	Rentokil Initial plc	15,328
400	Rieter Holding AG	63,231
7,800	Sandvik AB	86,231
2,300	Siemens AG	232,695
1,100	Teleperformance SA	77,713
600	TKH Group NV	25,205
3,000	Toppan Printing Company, Ltd.	25,080
1,100	Tsubakimoto Chain Company	10,745
4,406	Union Pacific Corporation	420,200
1,580	WABCO Holdings, Inc.[d]	195,478

	Total	4,982,165

Information Technology (8.9%)
2,130	Alibaba Group Holding, Ltd. ADR[d]	175,235
1,300	Alps Electric Company, Ltd.	40,091
6,770	Apple, Inc.	849,127
1,600	Autodesk, Inc.[d]	80,120
3,700	Brother Industries, Ltd.	52,342

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (65.6%)	Value
Information Technology (8.9%) - continued
7,200	Canon, Inc.	$233,556
300	Cap Gemini SA	26,615
5,600	Carsales.com, Ltd.	43,940
8,170	Cisco Systems, Inc.	224,348
1,500	Dialog Semiconductor plc[d]	81,112
13,718	EMC Corporation	362,018
400	Equinix, Inc.	101,600
8,050	Facebook, Inc.[d]	690,408
7,100	FUJIFILM Holdings NPV	253,385
960	Google, Inc., Class Ad	518,439
721	Google, Inc., Class Cd	375,288
2,000	Hitachi Kokusai Electric, Inc.	30,382
800	IT Holdings Corporation	16,989
800	ITOCHU Techno-Solutions Corporation	19,923
6,920	Juniper Networks, Inc.	179,713
1,360	LinkedIn Corporation[d]	281,017
4,490	MasterCard, Inc.	419,725
14,396	MaxLinear, Inc.[d]	174,192
2,700	NEC Networks & System Integration Corporation	58,916
500	NS Solutions Corporation	16,533
3,800	Optimal Payments plc[d]	13,971
400	Oracle Corporation Japan	16,722
400	Otsuka Corporation	18,673
3,460	Plantronics, Inc.	194,833
5,930	Progress Software Corporation[d]	163,075
6,620	QLIK Technologies, Inc.[d]	231,435
900	Samsung Electronics Company, Ltd. GDR	513,450
1,700	SAP SE	119,130
900	Tokyo Electron, Ltd.	57,201
500	Trend Micro, Inc.	17,103
1,510	Ultimate Software Group, Inc.[d]	248,154

	Total	6,898,761

Materials (2.0%)
580	Airgas, Inc.	61,352
1,100	APERAM[d]	44,534
3,000	Asahi Kasei Corporation	24,608
550	Ashland, Inc.	67,045
6,400	BillerudKorsnas AB	100,552
6,300	Boral, Ltd.	28,381
2,800	Buzzi Unicem SPA	39,889
1,390	Crown Holdings, Inc.[d]	73,545
6,900	Daicel Corporation	88,542
1,710	Domtar Corporation	70,794
2,000	DOWA Holdings Company, Ltd.	18,900
1,110	FMC Corporation	58,330
700	Holmen AB	20,428
4,000	Kureha Corporation	15,718
2,300	Mondi plc	49,517
6,000	Nippon Steel & Sumitomo Metal Corporation	15,557
31,277	Norsk Hydro ASA	131,267
800	Novozymes AS	38,009
8,648	OceanaGold Corporation	21,395
1,800	Outokumpu Oyj[d]	9,069
2,690	Owens-Illinois, Inc.[d]	61,709
580	PPG Industries, Inc.	66,538
3,710	Steel Dynamics, Inc.	76,853
6,000	Sumitomo Metal Mining Company, Ltd.	91,254
3,000	Sumitomo Seika Chemicals Company, Ltd.	19,703
4,800	UPM-Kymmene Oyj	84,941
2,300	Vedanta Resources plc	18,783
3,571	Yara International ASA	186,078

	Total	1,583,291

Telecommunications Services (1.7%)
24,000	Bezeq Israel Telecommunication Corporation, Ltd.	40,871
13,955	BT Group plc	98,820
3,700	Elisa Oyj	117,228
3,400	Freenet AG	114,525
54,100	KCOM Group plc	79,479
4,000	Nippon Telegraph & Telephone Corporation	144,863
8,400	Orange SA	129,817
1,900	Proximus SA	67,235
2,300	Tele2 AB	26,784
69,800	Telstra Corporation, Ltd.	330,332
7,190	Zayo Group Holdings, Inc.[d]	184,927

	Total	1,334,881

Utilities (1.4%)
61,900	A2A SPA	73,878
3,000	CLP Holdings, Ltd.	25,497
2,700	E.ON SE	36,003
42,300	Electricidade de Portugal SA	161,163
3,300	Enagas SA	89,834
24,600	Enel SPA	111,495
1,600	Hokuriku Electric Power Company	23,833
8,944	MDU Resources Group, Inc.	174,677
1,100	National Grid plc	14,158
3,036	NorthWestern Corporation	148,005
5,000	Osaka Gas Company, Ltd.	19,734
15,600	Redes Energeticas Nacionais SGPS SA	43,671
1,500	Severn Trent plc	49,014
2,000	Toho Gas Company, Ltd.	11,840
8,600	United Utilities Group plc	120,454

	Total	1,103,256

	Total Common Stock
	(cost $52,072,021)	50,841,794

Principal Amount	Long-Term Fixed Income (14.3%)
Asset-Backed Securities (0.1%)
	Countrywide Asset-Backed Certificates
43,678	5.530%, 4/25/2047	46,104

	Total	46,104

Basic Materials (0.3%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,027
	Anglo American Capital plc
7,000	1.225%, 4/15/2016[e,f]	6,984
	ArcelorMittal
45,000	6.250%, 3/1/2021	47,138
	Dow Chemical Company
8,000	8.550%, 5/15/2019	9,754
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[e]	57,375
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,978

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value
Basic Materials (0.3%) - continued
$10,000	2.375%, 3/15/2018	$9,923
	Glencore Funding, LLC
10,000	1.336%, 4/16/2018[e,f]	9,995
	Hexion US Finance Corporation
23,677	8.875%, 2/1/2018	21,368
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,666
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	36,049

	Total	228,257

Capital Goods (0.4%)
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 12/1/2021[e]	23,250
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[e]	57,222
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	23,677
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	42,497
	Harsco Corporation
9,000	2.700%, 10/15/2015	9,000
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	9,931
	Martin Marietta Materials, Inc.
12,000	1.382%, 6/30/2017[f]	11,950
	Nortek, Inc.
23,677	8.500%, 4/15/2021	25,275
	Owens-Brockway Glass Container, Inc.
60,000	5.000%, 1/15/2022[e]	59,250
	Reynolds Group Issuer, Inc.
23,677	9.875%, 8/15/2019	24,861
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	8,977

	Total	295,890

Collateralized Mortgage Obligations (2.8%)
	Alternative Loan Trust
144,575	5.500%, 10/25/2035	131,658
	Banc of America Alternative Loan Trust
67,236	6.000%, 11/25/2035	59,999
	CHL Mortgage Pass-Through Trust
103,827	4.882%, 1/25/2036	96,430
	Citigroup Mortgage Loan Trust, Inc.
23,732	2.776%, 3/25/2037	18,596
	CitiMortgage Alternative Loan Trust
100,020	5.750%, 4/25/2037	85,662
	Countrywide Alternative Loan Trust
84,970	6.500%, 8/25/2036	69,089
	Countrywide Home Loan Mortgage Pass Through Trust
149,228	2.458%, 11/25/2035	126,450
	Credit Suisse First Boston Mortgage Securities Corporation
63,876	5.250%, 10/25/2035	63,881
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
67,379	5.500%, 11/25/2035	63,906
	HomeBanc Mortgage Trust
47,293	2.205%, 4/25/2037	35,269
	J.P. Morgan Alternative Loan Trust
158,727	6.500%, 3/25/2036	139,093
	J.P. Morgan Mortgage Trust
82,292	2.256%, 6/25/2035	82,034
94,489	2.664%, 6/25/2035	95,495
74,208	2.661%, 8/25/2035	73,703
92,795	2.559%, 1/25/2037	85,123
	MortgageIT Trust
78,357	0.447%, 12/25/2035[f]	70,869
	New York Mortgage Trust
82,222	2.603%, 5/25/2036	74,244
	Residential Accredit Loans, Inc.
81,075	5.750%, 9/25/2035	73,213
	Residential Funding Mortgage Security I Trust
92,837	6.000%, 7/25/2037	83,968
	RFMSI Trust
67,541	5.750%, 2/25/2036	62,549
	Sequoia Mortgage Trust
45,897	2.770%, 9/20/2046	36,582
	Structured Adjustable Rate Mortgage Loan Trust
95,126	2.654%, 9/25/2035	80,347
	Structured Asset Mortgage Investments, Inc.
141,435	0.497%, 12/25/2035[f]	107,705
	WaMu Mortgage Pass Through Certificates
136,169	0.898%, 1/25/2047[f]	110,462
	Wells Fargo Mortgage Backed Securities Trust
76,014	2.621%, 3/25/2036	75,648
69,189	2.683%, 7/25/2036	67,608
61,532	6.000%, 7/25/2037	62,223

	Total	2,131,806

Communications Services (1.1%)
	21st Century Fox America, Inc.
11,000	6.900%, 3/1/2019	12,772
	AMC Networks, Inc.
53,677	7.750%, 7/15/2021	57,971
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,806
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,861
	AT&T, Inc.
10,000	1.212%, 6/30/2020[f]	10,039
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	13,905
	CC Holdings GS V, LLC
18,000	2.381%, 12/15/2017	18,208
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	30,225
	Cequel Communications Holdings I, LLC
55,000	6.375%, 9/15/2020[e]	54,629

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value
Communications Services (1.1%) - continued
	Columbus International, Inc.
$50,000	7.375%, 3/30/2021[e]	$53,750
	Digicel, Ltd.
53,677	6.000%, 4/15/2021[e]	51,751
	DIRECTV Holdings, LLC
8,000	5.875%, 10/1/2019	9,030
	DISH DBS Corporation
50,000	5.000%, 3/15/2023	46,250
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[e]	62,400
	Hughes Satellite Systems Corporation
27,000	6.500%, 6/15/2019	29,295
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	23,411
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	32,061
	Numericable-SFR
50,000	6.000%, 5/15/2022[e]	49,281
	SBA Tower Trust
12,000	5.101%, 4/17/2017[e]	12,426
	Sprint Corporation
60,000	7.625%, 2/15/2025	56,550
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,245
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	25,938
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[e]	38,800
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[e]	38,880
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020	26,939
12,000	4.500%, 9/15/2020	12,945
	West Corporation
50,000	5.375%, 7/15/2022[e]	46,750
	Wind Acquisition Finance SA
40,000	4.750%, 7/15/2020[e]	39,400

	Total	881,518

Consumer Cyclical (0.9%)
	Alibaba Group Holding, Ltd.
15,000	2.500%, 11/28/2019[e]	14,836
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022	24,360
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[e]	24,625
	Chrysler Group, LLC
23,677	8.250%, 6/15/2021	25,808
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	26,915
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[e]	7,015
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[e]	11,922
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	13,976
14,000	2.597%, 11/4/2019	13,898
	General Motors Financial Company, Inc.
23,677	3.250%, 5/15/2018	24,216
21,000	4.375%, 9/25/2021	21,796
	GLP Capital, LP
50,000	4.875%, 11/1/2020	50,875
	Hilton Worldwide Finance, LLC
45,000	5.625%, 10/15/2021	46,741
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,835
	Hyundai Capital America
9,000	1.450%, 2/6/2017[e]	8,971
5,000	2.000%, 3/19/2018[e]	5,002
	Jaguar Land Rover Automotive plc
20,000	4.250%, 11/15/2019[e]	20,300
30,000	5.625%, 2/1/2023[e]	31,050
	KB Home
22,000	4.750%, 5/15/2019	21,835
	L Brands, Inc.
30,000	6.625%, 4/1/2021	32,981
	Lennar Corporation
60,000	4.750%, 11/15/2022	58,950
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	11,148
	MGM Resorts International
60,000	6.000%, 3/15/2023	60,750
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	50,347
	Six Flags Entertainment Corporation
20,000	5.250%, 1/15/2021[e]	20,400
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,320
	United Rentals, Inc.
60,000	5.500%, 7/15/2025	57,975
	Volkswagen Group of America Finance, LLC
14,000	0.716%, 11/20/2017[e,f]	14,022

	Total	726,869

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
10,000	1.800%, 5/14/2018	9,971
	Actavis Funding SCS
7,000	1.543%, 3/12/2020[f]	7,077
	Amgen, Inc.
10,000	2.125%, 5/1/2020	9,792
	B&G Foods, Inc.
45,000	4.625%, 6/1/2021	44,325
	BAT International Finance plc
10,000	0.796%, 6/15/2018[e,f]	9,994
	Becton, Dickinson and Company
10,000	1.450%, 5/15/2017	9,993
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,662
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,017
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	31,785

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value
Consumer Non-Cyclical (1.0%) - continued
	Cott Beverages, Inc.
$55,000	5.375%, 7/1/2022[e]	$53,350
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,099
	EMD Finance, LLC
6,000	0.633%, 3/17/2017[e,f]	5,997
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	50,375
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[e]	12,700
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[e]	25,216
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	40,100
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,973
	Hospira, Inc.
10,000	6.050%, 3/30/2017	10,759
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[e]	27,810
	JBS USA, LLC
60,000	5.750%, 6/15/2025[e]	59,307
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	4,961
	Merck & Company, Inc.
5,000	0.654%, 2/10/2020[f]	4,974
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,010
	Omnicare, Inc.
60,000	4.750%, 12/1/2022	63,600
	Ortho-Clinical Diagnostics, Inc.
55,000	6.625%, 5/15/2022[e]	48,262
	PepsiCo, Inc.
10,000	1.850%, 4/30/2020	9,890
	Pernod Ricard SA
8,000	5.750%, 4/7/2021[e]	9,007
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	23,203
	Reynolds American, Inc.
10,000	3.250%, 6/12/2020	10,129
	SABMiller plc
9,000	6.500%, 7/15/2018[e]	10,159
	Safeway, Inc.
3,000	3.400%, 12/1/2016	3,001
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	31,725
	Sysco Corporation
21,000	2.350%, 10/2/2019	21,210
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	49,207
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[e]	25,157

	Total	776,797

Energy (0.9%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,409
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	12,953
	CNOOC Nexen Finance
8,000	1.625%, 4/30/2017	8,011
	CNPC General Capital, Ltd.
10,000	2.750%, 4/19/2017[e]	10,167
	Concho Resources, Inc.
58,677	6.500%, 1/15/2022	61,171
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[e]	41,600
	Enbridge, Inc.
6,000	0.734%, 6/2/2017[f]	5,928
	Enterprise Products Operating, LLC
10,000	1.650%, 5/7/2018	9,990
	EQT Corporation
8,000	8.125%, 6/1/2019	9,364
	Hess Corporation
6,000	8.125%, 2/15/2019	7,103
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,811
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	19,420
	MarkWest Energy Partners, LP
60,000	4.875%, 12/1/2024	58,650
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	27,750
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	24,600
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[e]	34,400
	Petrobras International Finance Company
60,000	5.750%, 1/20/2020	59,450
	Petroleos Mexicanos
70,000	5.625%, 1/23/2046[e]	65,359
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	45,711
	Rosetta Resources, Inc.
60,000	5.875%, 6/1/2022	64,050
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025[e]	59,400
	Shell International Finance BV
10,000	0.729%, 5/11/2020[f]	9,957
	Southwestern Energy Company
14,000	7.500%, 2/1/2018	15,622
	Suncor Energy, Inc.
6,000	6.100%, 6/1/2018	6,691
	Weatherford International, Ltd.
9,000	6.000%, 3/15/2018	9,581
	Williams Companies, Inc.
12,000	7.875%, 9/1/2021	14,087

	Total	707,235

Financials (1.3%)
	Abbey National Treasury Services plc
14,000	0.692%, 9/29/2017[f]	13,958

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value
Financials (1.3%) - continued
	Air Lease Corporation
$14,000	2.125%, 1/15/2018	$13,860
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,250
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[e]	6,106
	Bank of America Corporation
14,000	5.700%, 5/2/2017	14,936
14,000	1.700%, 8/25/2017	14,016
24,000	1.351%, 3/22/2018[f]	24,218
20,000	5.650%, 5/1/2018	21,970
12,000	8.000%, 12/29/2049[g]	12,660
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,142
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	16,509
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,135
	Caisse Centrale Desjardins du Quebec
7,000	0.944%, 1/29/2018[e,f]	7,029
	Capital One Financial Corporation
12,000	6.150%, 9/1/2016	12,666
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	24,813
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,311
12,000	6.000%, 8/15/2017	13,052
21,000	1.850%, 11/24/2017	21,051
9,000	8.500%, 5/22/2019	10,977
	Credit Agricole SA
8,000	1.252%, 6/10/2020[e,f]	7,989
	CyrusOne, LP
23,677	6.375%, 11/15/2022	24,506
	DDR Corporation
6,000	9.625%, 3/15/2016	6,330
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[e]	48,358
	Deutsche Bank AG
12,000	1.350%, 5/30/2017	11,920
	Discover Bank
3,000	8.700%, 11/18/2019	3,649
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,516
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,971
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	16,961
	Goldman Sachs Group, Inc.
6,000	2.625%, 1/31/2019	6,074
9,000	7.500%, 2/15/2019	10,571
5,000	1.437%, 4/23/2020[f]	5,049
10,000	1.884%, 11/29/2023[f]	10,164
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,644
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,362
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,511
	HSBC Holdings plc
7,000	6.375%, 3/29/2049[g]	7,035
	Hutchison Whampoa International 14, Ltd.
15,000	1.625%, 10/31/2017[e]	14,955
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,625
	ING Capital Funding Trust III
8,000	3.882%, 12/29/2049[f,g]	7,940
	International Lease Finance Corporation
8,000	2.236%, 6/15/2016[f]	7,990
25,000	5.875%, 4/1/2019	26,655
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,097
12,000	3.875%, 1/15/2019	12,346
	J.P. Morgan Chase & Company
6,000	6.300%, 4/23/2019	6,874
5,000	2.250%, 1/23/2020	4,913
12,000	7.900%, 4/29/2049[g]	12,693
	KeyCorp
9,000	2.300%, 12/13/2018	9,080
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[e]	3,274
	Lloyds Bank plc
7,000	0.806%, 3/16/2018[f]	6,998
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,062
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[e]	10,964
	Morgan Stanley
12,000	6.625%, 4/1/2018	13,465
5,000	1.417%, 1/27/2020[f]	5,069
8,000	4.875%, 11/1/2022	8,510
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,200
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	18,908
	National City Corporation
6,000	6.875%, 5/15/2019	6,958
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,055
	Quicken Loans, Inc.
50,000	5.750%, 5/1/2025[e]	47,875
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,071
	Regions Bank
5,000	7.500%, 5/15/2018	5,739
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	12,789
	Royal Bank of Scotland Group plc
7,000	1.222%, 3/31/2017[f]	7,005
	Societe Generale SA
9,000	5.750%, 4/20/2016[e]	9,282
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	18,015
	Swiss RE Capital I, LP
9,000	6.854%, 5/29/2049[e,g]	9,252
	Synchrony Financial
18,000	1.875%, 8/15/2017	17,993

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value
Financials (1.3%) - continued
$5,000	1.509%, 2/3/2020[f]	$5,022
	USB Realty Corporation
5,000	1.422%, 12/29/2049[e,f,g]	4,569
	Ventas Realty, LP
7,000	1.250%, 4/17/2017	6,983
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,236
	Wells Fargo & Company
7,000	0.958%, 1/30/2020[f]	6,965

	Total	993,696

Foreign Government (2.2%)
	Brazil Government International Bond
40,000	4.875%, 1/22/2021	41,800
117,000	2.625%, 1/5/2023	103,838
100,000	5.000%, 1/27/2045	86,500
	Colombia Government International Bond
40,000	4.000%, 2/26/2024	39,800
25,000	5.000%, 6/15/2045	23,125
	Croatia Government International Bond
55,000	6.625%, 7/14/2020[e]	60,147
	Hungary Government International Bond
68,000	5.750%, 11/22/2023	75,310
80,000	5.375%, 3/25/2024	86,700
	Indonesia Government International Bond
65,000	3.375%, 4/15/2023[e]	61,262
60,000	4.125%, 1/15/2025[e]	58,875
115,000	5.125%, 1/15/2045[e]	109,681
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	50,600
50,000	4.000%, 10/2/2023	51,375
50,000	4.750%, 3/8/2044	47,500
	Panama Government International Bond
32,000	4.000%, 9/22/2024	32,160
	Peru Government International Bond
32,000	5.625%, 11/18/2050	35,680
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	57,700
	Romania Government International Bond
42,000	4.375%, 8/22/2023[e]	43,046
	Russian Government International Bond
200,000	5.000%, 4/29/2020[e]	205,260
80,000	4.875%, 9/16/2023[e]	79,120
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	54,400
	Turkey Government International Bond
125,000	7.000%, 6/5/2020	142,683
80,000	5.125%, 3/25/2022	83,800
67,000	4.250%, 4/14/2026	63,862
32,000	4.875%, 4/16/2043	29,119
	Venezuela Government International Bond
120,000	7.650%, 4/21/2025	43,800

	Total	1,767,143

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 7/1/2030[c]	258,812
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 7/1/2045[c]	158,628
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
475,000	3.500%, 7/1/2045[c]	489,510
475,000	4.000%, 8/1/2045[c]	502,140
250,000	4.500%, 8/1/2045[c]	269,883

	Total	1,678,973

Technology (0.4%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[e]	24,625
	Apple, Inc.
10,000	0.577%, 5/6/2020[f]	9,971
	Cisco Systems, Inc.
10,000	0.593%, 6/15/2018[f]	10,018
	EMC Corporation
6,000	2.650%, 6/1/2020	6,062
	Equinix, Inc.
40,000	5.750%, 1/1/2025	39,600
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,973
	First Data Corporation
23,677	7.375%, 6/15/2019[e]	24,612
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[e]	31,800
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,742
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,710
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[e]	59,250
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,826
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	14,425

	Total	276,614

Transportation (0.2%)
	Air Canada Pass Through Trust
5,000	3.875%, 3/15/2023[e]	4,907
	American Airlines Pass Through Trust
5,495	4.950%, 1/15/2023	5,818
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	48,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (14.3%)	Value
Transportation (0.2%) - continued
	Continental Airlines, Inc.
$18,877	6.250%, 4/11/2020	$19,869
	Delta Air Lines, Inc.
12,000	6.750%, 5/23/2017	12,200
7,568	4.950%, 5/23/2019	8,017
6,654	4.750%, 5/7/2020	7,036
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[e]	9,996

	Total	116,593

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
110,000	1.875%, 6/30/2020	111,272

	Total	111,272

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	39,456
	AES Corporation
23,677	7.375%, 7/1/2021	25,986
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	4,958
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	13,939
	Calpine Corporation
45,000	5.375%, 1/15/2023	44,212
	DTE Energy Company
14,000	2.400%, 12/1/2019	13,999
	Dynegy Finance I, Inc.
60,000	7.375%, 11/1/2022[e]	62,850
	EDP Finance BV
14,000	4.125%, 1/15/2020[e]	14,136
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,612
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	59,850
	Eversource Energy
5,000	1.600%, 1/15/2018	5,020
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,599
5,000	2.950%, 1/15/2020	5,017
	NextEra Energy Capital Holdings, Inc.
10,000	1.586%, 6/1/2017	10,022
	NiSource Finance Corporation
5,000	6.400%, 3/15/2018	5,603
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	24,387
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,732
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,008
	Sempra Energy
14,000	6.150%, 6/15/2018	15,716
5,000	2.400%, 3/15/2020	4,961
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,863
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	10,002

	Total	393,928

	Total Long-Term Fixed Income (cost $11,153,857)	11,132,695

Shares	Mutual Funds (6.6%)
Equity Mutual Funds (3.2%)
14,910	Utilities Select Sector SPDR Fund	618,168
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	31,374
1,025	Guggenheim Multi-Asset Income ETF	21,525
2,300	BlackRock Resources & Commodities Strategy Trust	20,976
11,514	iShares S&P U.S. Preferred Stock Index Fund	451,003
7,700	iShares MSCI EAFE Index Fund	488,873
2,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	34,980
16,440	Materials Select Sector SPDR Fund	795,532

	Total	2,462,431

Fixed Income Mutual Funds (3.4%)
7,145	Vanguard Short-Term Corporate Bond ETF	568,599
3,250	Doubleline Income Solutions Fund	64,253
4,227	PIMCO Dynamic Credit Income Fund	85,301
17,948	PowerShares Preferred Portfolio	260,784
1,625	First Trust High Income Long/Short Fund	25,415
5,878	Western Asset High Income Opportunity Fund, Inc.	30,272
10,029	MFS Intermediate Income Trust	46,334
3,796	Western Asset Emerging Markets Debt Fund, Inc.	56,788
7,675	iShares J.P. Morgan USD Emerging Markets Bond ETF	843,636
11,300	SPDR Barclays High Yield Bond ETF	434,259
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	50,519
8,317	Templeton Global Income Fund	58,469
6,122	Nuveen Quality Preferred Income Fund II	51,853
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	53,553

	Total	2,630,035

	Total Mutual Funds (cost $5,239,027)	5,092,466

Shares or Principal Amount	Short-Term Investments (5.3%)[h]
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.070%, 7/20/2015[i]	199,992
	Federal National Mortgage Association Discount Notes
100,000	0.065%, 7/15/2015[i]	99,998
	Thrivent Cash Management Trust
3,693,396	0.070%	3,693,396

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

Growth and Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.3%)[h]	Value
	U.S. Treasury Bills
100,000	0.001%, 8/20/2015[j]	$100,000

	Total Short-Term Investments (at amortized cost)	4,093,386

	Total Investments (cost $80,925,937) 102.4%	$79,364,988

	Other Assets and Liabilities, Net (2.4%)	(1,880,694)

	Total Net Assets 100.0%	$77,484,294

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $2,529,031 or 3.3% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At June 30, 2015, $299,990 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At June 30, 2015, $100,000 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Basic Materials (0.9%)
	Alpha Natural Resources, Inc., Term Loan
$1,149,422	3.500%, 5/22/2020	$823,515
	Fortescue Metals Group, Ltd., Term Loan
1,510,954	3.750%, 6/30/2019	1,338,569
	Ineos US Finance, LLC, Term Loan
1,546,441	3.750%, 12/15/2020	1,535,167
	NewPage Corporation, Term Loan
1,615,831	9.500%, 2/11/2021	1,295,897
	Tronox Pigments BV, Term Loan
439,139	4.250%, 3/19/2020	438,867
	Wausau Paper Corporation, Term Loan
641,957	6.500%, 7/30/2020	638,747

	Total	6,070,762

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
862,500	3.750%, 10/9/2019	851,072
	Berry Plastics Group, Inc., Term Loan
879,750	3.500%, 2/8/2020	875,052
	Rexnord, LLC, Term Loan
884,250	4.000%, 8/21/2020	880,934
	Silver II Borrower, Term Loan
827,976	4.000%, 12/13/2019	797,755

	Total	3,404,813

Communications Services (4.3%)
	Altice Financing SA, Term Loan
275,000	5.250%, 2/4/2022	275,459
	Atlantic Broadband Penn, LLC, Term Loan
870,476	3.250%, 11/30/2019	866,219
	Birch Communication, Inc., Term Loan
1,020,104	7.750%, 7/17/2020	1,020,104
	Block Communications, Inc., Term Loan
1,215,812	4.000%, 11/7/2021	1,219,618
	Cable & Wireless Communications plc, Term Loan
420,522	5.500%, 4/28/2017	419,996
	Cengage Learning Acquisitions, Term Loan
1,077,421	7.000%, 3/31/2020	1,077,421
	Charter Communications Operating, LLC, Term Loan
435,555	3.000%, 7/1/2020	430,294
882,000	3.000%, 1/3/2021	870,349
	Cincinnati Bell, Inc., Term Loan
991,716	4.000%, 9/10/2020	990,893
	Clear Channel Communications, Inc., Term Loan
228,177	7.687%, 7/30/2019	212,932
	CommScope, Inc., Term Loan
920,000	0.000%, 5/28/2022[b,c]	918,086
	Fairpoint Communications, Term Loan
615,498	7.500%, 2/14/2019	619,923
	Grande Communications Networks, LLC, Term Loan
1,176,020	4.500%, 5/29/2020	1,167,941
	Gray Television, Inc., Term Loan
1,308,741	3.750%, 6/13/2021	1,307,432
	Hargray Communications Group, Inc., Term Loan
1,047,372	5.250%, 6/26/2019	1,051,624
	iHeartCommunications, Inc., Term Loan
949,467	6.937%, 1/30/2019	875,457
	IMG Worldwide, Inc., Term Loan
1,213,685	5.250%, 5/6/2021[b,c]	1,210,044
	Integra Telecom Holdings, Inc., Term Loan
1,139,145	5.250%, 8/14/2020	1,130,317
	Intelsat Jackson Holdings SA, Term Loan
948,775	3.750%, 6/30/2019	940,673
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,449,551
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
250,000	4.500%, 1/7/2022	247,500
775,000	4.500%, 1/7/2022	772,419
	LTS Buyer, LLC, Term Loan
968,026	4.000%, 4/13/2020	961,676
	NEP/NCP Holdco, Inc., Term Loan
1,173,180	4.250%, 1/22/2020	1,154,116
	NTelos, Inc., Term Loan
1,155,586	5.750%, 11/9/2019	1,011,138
	SBA Senior Finance II, LLC, Term Loan
1,089,000	3.250%, 3/24/2021	1,077,620
110,000	3.250%, 6/10/2022	108,694
	TNS, Inc., Term Loan
937,254	5.000%, 2/14/2020	936,860
	Univision Communications, Inc., Term Loan
1,553,901	4.000%, 3/1/2020	1,540,025
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.500%, 6/30/2023	599,426
	WideOpenWest Finance, LLC, Term Loan
840,962	4.500%, 4/1/2019	838,742
	WMG Acquisition Corporation, Term Loan
884,250	3.750%, 7/1/2020	870,022
	XO Communications, LLC, Term Loan
1,086,250	4.250%, 3/20/2021	1,083,762
	Yankee Cable Acquisition, LLC, Term Loan
837,897	4.250%, 3/1/2020	837,897
	Zayo Group, LLC, Term Loan
1,040,378	3.750%, 7/2/2019	1,030,692

	Total	31,124,922

Consumer Cyclical (2.2%)
	Amaya Gaming Group, Inc., Term Loan
1,210,850	5.000%, 8/1/2021	1,208,731

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Cyclical (2.2%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$860,432	4.250%, 8/13/2021	$859,752
	Ceridian HCM Holding, Inc., Term Loan
433,710	4.500%, 9/15/2020	429,104
	Chrysler Group, LLC, Term Loan
732,824	3.500%, 5/24/2017	730,912
	Dollar Tree, Inc., Term Loan
661,500	3.500%, 3/9/2022	660,951
	FCA US, LLC, Term Loan
469,063	3.250%, 12/31/2018	467,435
	Golden Nugget, Inc., Delayed Draw
151,987	5.500%, 11/21/2019	153,127
	Golden Nugget, Inc., Term Loan
354,637	5.500%, 11/21/2019	357,297
	Hilton Worldwide Finance, LLC, Term Loan
963,706	3.500%, 10/26/2020	963,860
	J.C. Penney Corporation, Inc., Term Loan
882,000	6.000%, 5/22/2018	879,478
	Las Vegas Sands, LLC, Term Loan
985,000	3.250%, 12/19/2020	979,701
	Marina District Finance Company, Inc., Term Loan
825,770	6.500%, 8/15/2018	832,483
	MGM Resorts International, Term Loan
352,764	3.500%, 12/20/2019	350,030
	Michaels Stores, Inc., Term Loan
1,037,163	4.000%, 1/28/2020	1,037,380
	Mohegan Tribal Gaming Authority, Term Loan
1,300,399	5.500%, 11/19/2019	1,292,883
	Pinnacle Entertainment, Inc., Term Loan
861,753	3.750%, 8/13/2020	861,141
	ROC Finance, LLC, Term Loan
884,250	5.000%, 6/20/2019	866,194
	Scientific Games International, Inc., Term Loan
886,500	6.000%, 10/18/2020	885,897
398,000	6.000%, 10/1/2021	397,554
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,173,770	3.500%, 5/14/2020	1,168,875
	Seminole Indian Tribe of Florida, Term Loan
758,250	3.000%, 4/29/2020	757,113

	Total	16,139,898

Consumer Non-Cyclical (1.9%)
	Albertsons, Inc., Term Loan
1,235,809	5.375%, 3/21/2019	1,239,825
	Catalina Marketing Corporation, Term Loan
1,123,650	4.500%, 4/9/2021	988,812
	CHS/Community Health Systems, Inc., Term Loan
215,539	3.534%, 12/31/2018	215,351
245,743	3.750%, 1/27/2021	245,672
452,161	4.000%, 1/27/2021	452,622
	Endo Luxembourg Finance I Co Sarl, Term Loan
630,000	0.000%, 6/24/2022[b,c]	631,184
	Hanesbrands, Inc., Term Loan
488,775	3.250%, 4/29/2022	491,219
	HCA, Inc., Term Loan
1,027,159	2.937%, 3/31/2017	1,026,265
	JBS USA, LLC, Term Loan
1,473,750	3.750%, 9/18/2020	1,468,842
	Libbey Glass, Inc., Term Loan
561,825	3.750%, 4/9/2021	561,123
	LTF Merger Sub, Inc., Term Loan
795,000	0.000%, 6/10/2022[b,c]	788,640
	McGraw-Hill Global Education Holdings, LLC, Term Loan
852,123	4.750%, 3/22/2019	853,547
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,273,667	4.750%, 6/30/2021	1,247,290
	Roundy’s Supermarkets, Inc., Term Loan
1,132,320	5.750%, 3/3/2021	1,092,689
	Supervalu, Inc., Term Loan
1,167,000	4.500%, 3/21/2019	1,168,330
	Visant Corporation, Term Loan
1,484,126	7.000%, 9/23/2021	1,429,703

	Total	13,901,114

Energy (1.0%)
	Arch Coal, Inc., Term Loan
1,398,443	6.250%, 5/16/2018	951,822
	Aria Energy Operating, LLC, Term Loan
491,575	5.000%, 5/27/2022	492,190
	Energy Solutions, LLC, Term Loan
1,219,214	6.750%, 5/29/2020	1,221,250
	Exgen Renewables I, LLC, Term Loan
655,957	5.250%, 2/6/2021	662,516
	McJunkin Red Man Corporation, Term Loan
700,812	5.000%, 11/8/2019	694,680
	MEG Energy Corporation, Term Loan
1,027,180	0.000%, 3/31/2020[b,c]	1,005,168
	Offshore Group Investment, Ltd., Term Loan
1,320,862	5.750%, 3/28/2019	800,773
	Pacific Drilling SA, Term Loan
882,000	4.500%, 6/3/2018	707,805
	Targa Resources Partners, LP, Term Loan
379,535	5.750%, 2/27/2022	382,381

	Total	6,918,585

Financials (0.9%)
	Delos Finance Sarl, Term Loan
1,120,000	3.500%, 3/6/2021	1,116,360
	DJO Finance, LLC, Term Loan
550,000	4.250%, 6/7/2020	549,659
	Harland Clarke Holdings Corporation, Term Loan
855,000	7.000%, 5/22/2018	857,138

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Financials (0.9%) - continued
	MoneyGram International, Inc., Term Loan
$962,690	4.250%, 3/27/2020	$913,756
	MPH Acquisition Holdings, LLC, Term Loan
1,348,598	3.750%, 3/31/2021	1,339,441
	TransUnion, LLC, Term Loan
1,086,250	3.750%, 4/9/2021	1,075,898
	WaveDivision Holdings, LLC, Term Loan
877,500	4.000%, 10/15/2019	876,403

	Total	6,728,655

Technology (0.8%)
	Avago Technologies, Ltd., Term Loan
129,802	3.750%, 5/6/2021	129,917
	BMC Software, Inc., Term Loan
855,250	5.000%, 9/10/2020	803,533
	Booz Allen Hamilton, Inc., Term Loan
372,093	3.750%, 7/31/2019	372,327
	First Data Corporation, Term Loan
1,600,000	3.687%, 3/23/2018	1,593,424
	Freescale Semiconductor, Inc., Term Loan
879,851	4.250%, 2/28/2020	880,098
	Infor US, Inc., Term Loan
1,162,826	3.750%, 6/3/2020	1,145,872
	Merrill Communications, LLC, Term Loan
510,000	6.250%, 6/1/2022	507,450
	SS&C European Holdings SARL, Term Loan
85,493	0.000%, 6/29/2022[b,c]	85,440
379,506	0.000%, 6/29/2022[b,c]	379,271

	Total	5,897,332

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,400,063	3.500%, 6/27/2020	1,385,194
	Delta Air Lines, Inc., Term Loan
1,363,531	3.250%, 4/20/2017	1,359,550
	OSG Bulk Ships, Inc., Term Loan
985,050	5.250%, 8/5/2019	984,439

	Total	3,729,183

Utilities (0.3%)
	Calpine Corporation, Term Loan
172,375	4.000%, 10/31/2020	172,037
1,042,070	3.500%, 5/27/2022	1,031,910
	Intergen NV, Term Loan
882,000	5.500%, 6/15/2020	843,413

	Total	2,047,360

	Total Bank Loans (cost $98,389,165)	95,962,624

Principal Amount	Long-Term Fixed Income (44.7%)
Asset-Backed Securities (3.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
1,005,127	0.327%, 7/25/2036[d]	901,141
254,274	0.347%, 11/25/2036[d]	219,340
	Bayview Opportunity Master Fund Trust
1,343,375	3.721%, 2/28/2035*	1,346,106
	Bayview Opportunity Master Fund Trust IIB, LP
789,192	3.623%, 7/28/2019*,[e]	784,324
735,586	3.228%, 7/28/2034*,[e]	737,339
	Bayview Opportunity Master Fund Trust IIIB, LP
1,636,333	3.623%, 4/28/2030[f]	1,639,823
	Countrywide Asset-Backed Certificates
682,476	5.530%, 4/25/2047	720,372
	GSAA Home Equity Trust
1,264,696	0.457%, 7/25/2037[d]	1,068,339
	J.P. Morgan Mortgage Acquisition Trust
2,200,000	6.472%, 3/25/2047[e]	1,702,257
	J.P. Morgan Mortgage Trust
2,073,782	2.740%, 2/25/2036	1,870,715
	Lehman XS Trust
2,133,371	5.440%, 8/25/2035[e]	1,946,642
	Renaissance Home Equity Loan Trust
605,298	5.746%, 5/25/2036[e]	426,274
1,000,000	6.011%, 5/25/2036[e]	703,019
1,407,662	5.797%, 8/25/2036[e]	899,834
	Residential Asset Mortgage Products Trust
931,400	5.991%, 3/25/2033[g]	935,516
	U.S. Residential Opportunity Fund III Trust
1,922,882	3.721%, 1/27/2035*	1,923,270
	Vericrest Opportunity Loan Transferee
1,598,658	3.375%, 10/25/2058*,[e]	1,595,250
2,000,000	3.500%, 6/26/2045[f]	1,997,800
900,135	3.500%, 2/25/2055*,[e]	898,914

	Total	22,316,275

Basic Materials (0.7%)
	Anglo American Capital plc
200,000	1.225%, 4/15/2016[d,f]	199,530
	ArcelorMittal
1,080,000	6.250%, 3/1/202[1]	1,131,300
	Dow Chemical Company
106,000	8.550%, 5/15/2019	129,239
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	469,237
770,000	7.000%, 2/15/2021[f]	736,313
	Freeport-McMoRan, Inc.
85,000	2.375%, 3/15/2018	84,349
	Glencore Funding, LLC
95,000	1.336%, 4/16/2018[d,f]	94,948
	Hexion US Finance Corporation
860,000	8.875%, 2/1/2018	776,150
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[f]	603,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Basic Materials (0.7%) - continued
	LyondellBasell Industries NV
$110,000	5.000%, 4/15/2019	$119,159
	Sappi Papier Holding GmbH
600,000	6.625%, 4/15/2021[f]	622,500
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024	146,411

	Total	5,112,136

Capital Goods (0.8%)
	Brand Energy & Infrastructure Services, Inc.
575,000	8.500%, 12/1/2021[f]	534,750
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[f]	1,230,273
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,019,930
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	684,725
	Harsco Corporation
216,000	2.700%, 10/15/2015	216,000
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	308,647
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	203,593
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	256,250
610,000	6.875%, 2/15/2021	635,925
	Sealed Air Corporation
800,000	4.875%, 12/1/2022[f]	788,000
	Textron, Inc.
213,000	7.250%, 10/1/2019	249,307

	Total	6,127,400

Collateralized Mortgage Obligations (14.9%)
	Alternative Loan Trust
2,313,097	5.500%, 5/25/2035	2,325,916
1,621,242	6.000%, 6/25/2036	1,479,351
	American Home Mortgage Assets Trust
2,807,741	0.377%, 12/25/2046[d]	1,940,045
2,246,373	0.377%, 6/25/2047[d]	1,529,834
	American Home Mortgage Investment Trust
2,183,069	6.250%, 12/25/2036	1,017,380
	Banc of America Alternative Loan Trust
804,586	0.687%, 4/25/2035[d]	627,246
2,017,088	6.000%, 11/25/2035	1,799,983
1,295,362	0.987%, 5/25/2046[d]	902,756
	Banc of America Funding Corporation
589,152	5.052%, 5/20/2036	476,008
	Bayview Opportunity Master Fund IIIb NPL Trust
2,000,000	3.721%, 7/28/2035e,[f]	2,000,000
	BCAP, LLC Trust
2,015,938	0.367%, 3/25/2037[d]	1,720,122
	Bear Stearns Adjustable Rate Mortgage Trust
996,830	2.410%, 10/25/2035[d]	980,413
420,746	2.639%, 2/25/2036	331,734
	Citicorp Mortgage Securities Trust
683,174	6.000%, 5/25/2037	705,906
	Citigroup Mortgage Loan Trust, Inc.
554,823	5.500%, 11/25/2035	512,615
	CitiMortgage Alternative Loan Trust
1,311,376	5.750%, 4/25/2037	1,123,129
	Countrywide Alternative Loan Trust
621,154	0.587%, 2/25/2035[d]	573,146
1,011,022	5.071%, 10/25/2035	918,484
426,634	5.500%, 2/25/2036	405,969
342,090	6.000%, 4/25/2036	305,133
1,204,304	6.500%, 8/25/2036	979,217
298,259	6.000%, 1/25/2037	274,497
1,126,887	5.500%, 5/25/2037	948,848
	Countrywide Home Loan Mortgage Pass Through Trust
2,297,811	2.458%, 11/25/2035	1,947,082
780,931	4.866%, 2/20/2036	684,661
	Credit Suisse First Boston Mortgage Securities Corporation
679,639	5.250%, 10/25/2035	679,697
	Deutsche Alt-A Securities Mortgage Loan Trust
1,302,862	0.928%, 4/25/2047[d]	1,118,957
2,340,132	0.407%, 8/25/2047[d]	2,015,959
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
172,363	5.500%, 10/25/2021	165,950
612,989	0.387%, 11/25/2035[d]	411,292
1,078,065	5.500%, 11/25/2035	1,022,490
	Federal Home Loan Mortgage Corporation
10,503,763	2.500%, 12/15/2022[h]	698,142
3,031,221	2.500%, 5/15/2027[h]	253,941
3,711,449	2.500%, 2/15/2028[h]	354,350
11,154,713	2.500%, 3/15/2028[h]	1,038,463
6,034,465	3.000%, 4/15/2028[h]	662,083
4,931,526	3.000%, 2/15/2033[h]	694,399
	Federal National Mortgage Association
4,859,629	2.500%, 2/25/2028[h]	496,769
3,743,619	3.000%, 4/25/2028[h]	412,283
4,632,103	3.500%, 1/25/2033[h]	594,203
	First Horizon Alternative Mortgage Securities Trust
1,402,994	2.240%, 3/25/2035	1,257,852
1,496,633	6.000%, 8/25/2036[d]	1,233,542
	First Horizon Mortgage Pass-Through Trust
1,518,991	2.657%, 8/25/2037	1,247,508
	GMAC Mortgage Corporation Loan Trust
2,188,753	3.174%, 5/25/2035	2,093,070
	Government National Mortgage Association
5,004,368	4.000%, 1/16/2027[h]	616,145
	Greenpoint Mortgage Funding Trust
1,047,201	0.387%, 10/25/2045[d]	807,397
	GSR Mortgage Loan Trust
263,350	0.377%, 8/25/2046[d]	254,950
	HomeBanc Mortgage Trust
1,135,037	2.205%, 4/25/2037	846,453

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
	IndyMac IMJA Mortgage Loan Trust
$1,300,822	6.250%, 11/25/2037	$1,102,413
	IndyMac INDX Mortgage Loan Trust
2,150,277	4.569%, 10/25/2035	1,789,304
1,659,221	0.827%, 7/25/2045[d]	1,433,016
	J.P. Morgan Alternative Loan Trust
2,390,294	6.500%, 3/25/2036	2,094,627
	J.P. Morgan Mortgage Trust
270,579	6.500%, 1/25/2035	265,775
1,780,994	2.661%, 8/25/2035	1,768,860
654,277	2.555%, 10/25/2036	588,586
1,252,695	0.567%, 1/25/2037[d]	806,927
907,797	2.559%, 1/25/2037	832,736
809,380	6.250%, 8/25/2037	641,750
	Lehman Mortgage Trust
979,418	0.937%, 12/25/2035[d]	706,298
	Master Asset Securitization Trust
1,095,975	0.687%, 6/25/2036[d]	642,743
	MASTR Alternative Loans Trust
326,736	6.500%, 7/25/2034	334,632
979,057	0.637%, 12/25/2035[d]	512,716
	Merrill Lynch Alternative Note Asset Trust
757,667	6.000%, 3/25/2037	594,901
1,209,756	6.000%, 3/25/2037	1,106,743
	Morgan Stanley Mortgage Loan Trust
761,587	5.201%, 11/25/2035	566,628
	MortgageIT Trust
1,755,194	0.447%, 12/25/2035[d]	1,587,466
1,324,218	0.387%, 4/25/2036[d]	998,077
	New Century Alternative Mortgage Loan Trust
1,695,517	6.167%, 7/25/2036[e]	1,185,202
	Oak Hill Advisors Residential Loan Trust
1,411,694	3.475%, 1/25/2055*,[e]	1,412,238
	RALI Trust
1,794,554	6.000%, 4/25/2036	1,549,073
2,694,644	0.367%, 11/25/2036[d]	1,948,726
556,050	6.000%, 6/25/2037	466,967
2,396,687	0.377%, 7/25/2037[d]	2,013,792
	Residential Accredit Loans, Inc.
1,251,157	5.750%, 9/25/2035	1,129,831
1,264,894	6.000%, 1/25/2037	1,076,974
	Residential Accredit Loans, Inc. Trust
2,463,679	5.750%, 4/25/2037	1,992,894
1,313,341	6.250%, 4/25/2037	1,112,325
	Residential Asset Securitization Trust
1,926,820	6.231%, 8/25/2022	1,736,793
846,738	5.500%, 4/25/2035	854,560
1,230,881	0.567%, 8/25/2037[d]	428,631
	Residential Funding Mortgage Security I Trust
1,949,586	6.000%, 7/25/2037	1,763,323
	RFMSI Trust
1,272,363	5.750%, 2/25/2036	1,178,325
	Sequoia Mortgage Trust
1,668,991	2.770%, 9/20/2046	1,330,256
	Structured Adjustable Rate Mortgage Loan Trust
386,159	2.576%, 12/25/2034	375,116
1,240,120	4.127%, 7/25/2035	1,069,526
625,486	2.654%, 9/25/2035	528,311
1,026,970	4.503%, 5/25/2036	799,714
	Structured Asset Mortgage Investments, Inc.
1,965,947	0.497%, 12/25/2035[d]	1,497,098
1,498,505	0.397%, 5/25/2046[d]	1,115,282
	Suntrust Alternative Loan Trust
1,581,931	5.750%, 12/25/2035	1,452,054
	WaMu Mortgage Pass Through Certificates
1,037,596	1.969%, 11/25/2036	916,403
2,088,717	1.797%, 1/25/2037	1,773,028
182,637	2.254%, 8/25/2046	154,513
1,367,664	1.078%, 9/25/2046[d]	1,095,054
878,241	1.118%, 9/25/2046[d]	740,404
1,757,357	0.898%, 1/25/2047[d]	1,425,586
1,015,287	1.937%, 3/25/2047[d]	811,458
	Washington Mutual Mortgage Pass Through Certificates
1,093,291	0.787%, 6/25/2035[d]	819,750
1,256,673	6.000%, 11/25/2035	1,153,260
2,260,104	0.908%, 2/25/2047[d]	1,589,488
	Wells Fargo Mortgage Backed Securities Trust
2,340,639	2.683%, 7/25/2036	2,287,174
388,163	0.887%, 5/25/2037[d]	336,578
829,195	6.000%, 7/25/2037	838,506
1,344,773	6.000%, 11/25/2037	1,331,145

	Total	107,148,926

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,448,078
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,424,610

	Total	2,872,688

Communications Services (2.6%)
	AMC Networks, Inc.
610,000	4.750%, 12/15/2022	610,000
	American Tower Corporation
95,000	2.800%, 6/1/2020	93,680
152,000	3.450%, 9/15/2021	151,267
	AT&T, Inc.
95,000	1.212%, 6/30/2020[d]	95,368
	CC Holdings GS V, LLC
270,000	2.381%, 12/15/2017	273,120
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	627,750
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	604,500
	Cequel Communications Holdings I, LLC
1,400,000	6.375%, 9/15/2020[f]	1,390,550
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[f]	1,505,000
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021[f]	1,349,768
	DIRECTV Holdings, LLC
176,000	5.875%, 10/1/2019	198,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Communications Services (2.6%) - continued
	DISH DBS Corporation
$700,000	5.000%, 3/15/2023	$647,500
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[f]	1,144,000
	Hughes Satellite Systems Corporation
774,000	6.500%, 6/15/2019	839,790
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	606,000
	Numericable-SFR
1,370,000	6.000%, 5/15/2022[f]	1,350,306
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	299,055
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,159,275
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	216,748
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,269,975
	Univision Communications, Inc.
860,000	5.125%, 5/15/2023[f]	834,200
	UPCB Finance V, Ltd.
774,000	7.250%, 11/15/2021[f]	835,920
	Verizon Communications, Inc.
115,000	2.625%, 2/21/2020	114,742
152,000	4.500%, 9/15/2020	163,968
	West Corporation
1,400,000	5.375%, 7/15/2022[f]	1,309,000
	Wind Acquisition Finance SA
800,000	4.750%, 7/15/2020[f]	788,000

	Total	18,478,153

Consumer Cyclical (1.8%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022	609,000
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[f]	846,107
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	236,519
155,000	2.597%, 11/4/2019	153,869
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	879,560
167,000	4.375%, 9/25/2021	173,329
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,424,500
	Hilton Worldwide Finance, LLC
1,080,000	5.625%, 10/15/2021	1,121,796
	Home Depot, Inc.
95,000	2.625%, 6/1/2022	93,434
	Hyundai Capital America
30,000	2.000%, 3/19/2018[f]	30,011
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[f]	506,250
710,000	5.625%, 2/1/2023[f]	734,850
	L Brands, Inc.
860,000	5.625%, 2/15/2022	905,150
	Lennar Corporation
610,000	12.250%, 6/1/2017	719,800
250,000	4.125%, 12/1/2018	252,500
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	98,100
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,270,687
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,448,030
	Six Flags Entertainment Corporation
300,000	5.250%, 1/15/2021[f]	306,000
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	212,160
	United Rentals, Inc.
1,240,000	5.500%, 7/15/2025	1,198,150

	Total	13,219,802

Consumer Non-Cyclical (2.0%)
	AbbVie, Inc.
95,000	1.800%, 5/14/2018	94,721
	Amgen, Inc.
95,000	2.125%, 5/1/2020	93,023
	B&G Foods, Inc.
500,000	4.625%, 6/1/2021	492,500
	BAT International Finance plc
95,000	0.796%, 6/15/2018[d,f]	94,944
	Becton, Dickinson and Company
70,000	1.450%, 5/15/2017	69,949
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	56,619
	Cardinal Health, Inc.
95,000	1.950%, 6/15/2018	95,160
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022[f]	1,358,000
	CVS Health Corporation
106,000	2.250%, 12/5/2018	107,309
	EMD Finance, LLC
55,000	0.633%, 3/17/2017[d,f]	54,971
	Endo Finance LLC & Endo Finco, Inc.
250,000	7.000%, 7/15/2019[f]	259,250
610,000	7.000%, 12/15/2020[f]	640,500
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[f]	1,410,500
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[f]	161,927
	HCA, Inc.
925,000	3.750%, 3/15/2019	931,937
	Hospira, Inc.
90,000	6.050%, 3/30/2017	96,836
870,000	5.200%, 8/12/2020	972,492
	IMS Health, Inc.
490,000	6.000%, 11/1/2020[f]	504,700
	JBS USA, LLC
610,000	5.875%, 7/15/2024[f]	613,813
1,240,000	5.750%, 6/15/2025[f]	1,225,678
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	39,690
	Medtronic, Inc.
310,000	4.375%, 3/15/2035[f]	307,621
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	136,219

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Ortho-Clinical Diagnostics, Inc.
$1,375,000	6.625%, 5/15/2022[f]	$1,206,563
	PepsiCo, Inc.
95,000	1.850%, 4/30/2020	93,951
	Pernod Ricard SA
110,000	5.750%, 4/7/2021[f]	123,846
	Reynolds American, Inc.
95,000	3.250%, 6/12/2020	96,226
	SABMiller plc
75,000	6.500%, 7/15/2018[f]	84,656
	Safeway, Inc.
63,000	3.400%, 12/1/2016	63,019
	Spectrum Brands Escrow Corporation
790,000	6.375%, 11/15/2020	835,425
	Tenet Healthcare Corporation
1,080,000	8.125%, 4/1/2022	1,180,980
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	161,460
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	656,512

	Total	14,320,997

Energy (2.1%)
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	151,445
	Chaparral Energy, Inc.
600,000	7.625%, 11/15/2022	432,000
	CNPC General Capital, Ltd.
205,000	2.750%, 4/19/2017[f]	208,424
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	855,700
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023[f]	884,000
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,248,412
	Enterprise Products Operating, LLC
95,000	1.650%, 5/7/2018	94,905
167,000	2.550%, 10/15/2019	166,952
1,390,000	7.034%, 1/15/2068	1,494,250
	EQT Corporation
105,000	5.150%, 3/1/2018	110,339
104,000	8.125%, 6/1/2019	121,735
	Hess Corporation
155,000	8.125%, 2/15/2019	183,504
	Kinder Morgan, Inc.
155,000	5.300%, 12/1/2034	144,102
	Linn Energy, LLC
860,000	6.250%, 11/1/2019	672,950
	MarkWest Energy Partners, LP
1,285,000	4.875%, 12/1/2024	1,256,088
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	240,625
610,000	6.375%, 1/30/2023[f]	564,250
	Offshore Group Investment, Ltd.
860,000	7.500%, 11/1/2019	528,900
	Pacific Drilling V, Ltd.
850,000	7.250%, 12/1/2017[f]	731,000
	Petrobras International Finance Company
470,000	5.750%, 1/20/2020	465,695
	Petroleos Mexicanos
630,000	5.625%, 1/23/2046[f]	588,231
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,097,061
	Rosetta Resources, Inc.
950,000	5.875%, 6/1/2022	1,014,125
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025[f]	1,277,100
	Shell International Finance BV
95,000	0.729%, 5/11/2020[d]	94,592
	Suncor Energy, Inc.
136,000	6.100%, 6/1/2018	151,663
	Weatherford International, Ltd.
170,000	6.000%, 3/15/2018	180,970
	Williams Companies, Inc.
152,000	3.700%, 1/15/2023	141,529

	Total	15,100,547

Financials (8.3%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	113,805
	Aegon NV
1,080,000	2.137%, 7/29/2049[d,i]	909,900
	AIG Life Holdings, Inc.
1,200,000	7.570%, 12/1/2045*	1,566,000
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	893,250
	American Express Company
1,250,000	6.800%, 9/1/2066	1,286,125
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[f]	164,866
	Banco de Brasil SA
1,860,000	9.000%, 12/31/2049[f,i]	1,678,092
	Bank of America Corporation
272,000	5.700%, 5/2/2017	290,193
107,000	5.650%, 5/1/2018	117,540
160,000	8.000%, 12/29/2049[i]	168,800
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[i]	666,000
	Barclays Bank plc
150,000	5.140%, 10/14/2020	163,047
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[f]	203,609
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[i]	1,583,625
	BPCE SA
625,000	5.150%, 7/21/2024[f]	634,976
	Caisse Centrale Desjardins du Quebec
50,000	0.944%, 1/29/2018[d,f]	50,209
	Capital One Financial Corporation
3,000,000	5.550%, 12/29/2049[i]	2,973,750
	Citigroup, Inc.
153,000	1.850%, 11/24/2017	153,373
212,000	8.500%, 5/22/2019	258,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Financials (8.3%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$975,000	11.000%, 12/29/2049[f,i]	$1,235,812
	Credit Agricole SA
70,000	1.252%, 6/10/2020[d,f]	69,903
620,000	6.625%, 9/29/2049[f,i]	605,120
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[f,i]	624,720
1,240,000	6.250%, 12/29/2049[f,i]	1,188,850
	CyrusOne, LP
860,000	6.375%, 11/15/2022	890,100
	DDR Corporation
136,000	9.625%, 3/15/2016	143,477
	Denali Borrower, LLC
1,370,000	5.625%, 10/15/2020[f]	1,440,213
	Discover Bank
68,000	8.700%, 11/18/2019	82,710
	Discover Financial Services
150,000	6.450%, 6/12/2017	162,912
	Duke Realty, LP
155,000	4.375%, 6/15/2022	161,958
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[i]	881,803
900,000	5.100%, 12/31/2049[i]	843,750
	GE Capital Trust I
620,000	6.375%, 11/15/2067	662,160
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2049[i]	1,312,500
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	145,782
205,000	7.500%, 2/15/2019	240,795
50,000	1.437%, 4/23/2020[d]	50,488
95,000	1.884%, 11/29/2023[d]	96,554
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	206,721
	HCP, Inc.
107,000	3.750%, 2/1/2019	111,303
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	197,883
	HSBC Holdings plc
1,085,000	6.375%, 3/29/2049[i]	1,090,425
625,000	5.625%, 12/29/2049[i]	625,781
620,000	6.375%, 12/29/2049[i]	621,550
	Icahn Enterprises, LP
1,350,000	6.000%, 8/1/2020	1,393,875
	ILFC E-Capital Trust II
2,550,000	6.250%, 12/21/2065[d,f]	2,499,000
	ING Bank NV
200,000	4.125%, 11/21/2023	205,437
	ING Capital Funding Trust III
1,420,000	3.882%, 12/29/2049[d,i]	1,409,350
	International Lease Finance Corporation
110,000	2.236%, 6/15/2016[d]	109,863
610,000	5.875%, 8/15/2022	658,800
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	72,263
156,000	3.875%, 1/15/2019	160,498
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	164,970
40,000	2.250%, 1/23/2020	39,307
128,000	7.900%, 4/29/2049[i]	135,392
1,250,000	6.750%, 8/29/2049[i]	1,335,538
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[f]	1,472,250
42,000	5.000%, 6/1/2021[f]	45,833
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,013,600
	Lloyds Banking Group plc
1,200,000	6.413%, 1/29/2049[f,i]	1,332,000
1,200,000	5.920%, 9/29/2049[f,i]	1,194,000
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,786,032
	MetLife, Inc.
600,000	6.400%, 12/15/2036	658,500
	Morgan Stanley
50,000	1.417%, 1/27/2020[d]	50,688
110,000	4.875%, 11/1/2022	117,008
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	875,500
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	164,917
	National City Corporation
136,000	6.875%, 5/15/2019	157,723
	National Westminster Bank plc
1,860,000	0.563%, 11/29/2049[d,i]	1,162,467
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	142,303
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	655,216
1,225,000	5.625%, 6/15/2043	1,269,712
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[f]	663,608
	Quicken Loans, Inc.
850,000	5.750%, 5/1/2025[f]	813,875
	Realty Income Corporation
131,000	2.000%, 1/31/2018	131,933
	Regions Bank
43,000	7.500%, 5/15/2018	49,357
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	186,512
	Royal Bank of Scotland Group plc
136,000	1.222%, 3/31/2017[d]	136,094
625,000	7.648%, 8/29/2049[i]	778,125
	Societe Generale SA
208,000	5.750%, 4/20/2016[f]	214,528
1,240,000	8.250%, 9/29/2049[i]	1,300,202
600,000	7.875%, 12/31/2049[f,i]	603,000
	Standard Chartered plc
1,240,000	6.500%, 12/29/2049[f,i]	1,250,697
	Swiss RE Capital I, LP
1,350,000	6.854%, 5/29/2049[f,i]	1,387,800
	Synchrony Financial
156,000	1.875%, 8/15/2017	155,935
35,000	1.509%, 2/3/2020[d]	35,154
156,000	3.750%, 8/15/2021	157,187
	USB Realty Corporation
1,240,000	1.422%, 12/29/2049[d,f,i]	1,133,050
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	209,344
300,000	5.650%, 5/15/2053	306,375

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Financials (8.3%) - continued
	Wells Fargo & Company
$50,000	0.958%, 1/30/2020[d]	$49,753
600,000	5.900%, 12/29/2049[i]	601,500
620,000	5.875%, 12/31/2049[i]	634,756
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[f]	1,588,362

	Total	60,238,195

Foreign Government (2.6%)
	Brazil Government International Bond
310,000	4.875%, 1/22/2021	323,950
935,000	2.625%, 1/5/2023	829,813
1,075,000	5.000%, 1/27/2045	929,875
	Colombia Government International Bond
400,000	4.000%, 2/26/2024	398,000
240,000	5.000%, 6/15/2045	222,000
	Costa Rica Government International Bond
900,000	7.158%, 3/12/2045[f]	877,500
	Croatia Government International Bond
560,000	6.625%, 7/14/2020[f]	612,410
	Hungary Government International Bond
640,000	5.750%, 11/22/2023	708,800
800,000	5.375%, 3/25/2024	867,000
	Indonesia Government International Bond
460,000	3.375%, 4/15/2023[f]	433,550
350,000	4.125%, 1/15/2025[f]	343,438
1,100,000	5.125%, 1/15/2045[f]	1,049,125
	Mexico Government International Bond
400,000	3.625%, 3/15/2022	404,800
1,570,000	4.000%, 10/2/2023	1,613,175
400,000	4.750%, 3/8/2044	380,000
430,000	4.600%, 1/23/2046	397,750
	Panama Government International Bond
320,000	4.000%, 9/22/2024	321,600
435,000	3.750%, 3/16/2025	428,475
	Peru Government International Bond
320,000	5.625%, 11/18/2050	356,800
	Philippines Government International Bond
375,000	7.750%, 1/14/2031	540,938
	Romania Government International Bond
314,000	4.375%, 8/22/2023[f]	321,819
	Russian Government International Bond
1,200,000	5.000%, 4/29/2020[f]	1,231,560
800,000	4.875%, 9/16/2023[f]	791,200
	South Africa Government International Bond
400,000	5.500%, 3/9/2020	435,200
340,000	5.875%, 5/30/2022	376,635
	Turkey Government International Bond
1,100,000	7.000%, 6/5/2020	1,255,610
615,000	5.125%, 3/25/2022	644,212
640,000	4.250%, 4/14/2026	610,022
320,000	4.875%, 4/16/2043	291,187
	Venezuela Government International Bond
925,000	7.650%, 4/21/2025	337,625

	Total	18,334,069

Mortgage-Backed Securities (2.1%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,500,000	3.500%, 7/1/2045[c]	2,576,367
11,850,000	4.000%, 8/1/2045[c]	12,527,070

	Total	15,103,437

Technology (0.9%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[f]	640,250
	Amkor Technology, Inc.
860,000	6.625%, 6/1/2021	872,900
	Apple, Inc.
95,000	0.577%, 5/6/2020[d]	94,727
	Cisco Systems, Inc.
95,000	0.593%, 6/15/2018[d]	95,166
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[f]	901,606
	Equinix, Inc.
810,000	5.750%, 1/1/2025	801,900
	First Data Corporation
860,000	7.375%, 6/15/2019[f]	893,970
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[f]	911,600
	Oracle Corporation
95,000	2.500%, 5/15/2022	92,246
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[f]	1,185,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	93,347

	Total	6,582,712

Transportation (0.4%)
	American Airlines Pass Through Trust
124,554	4.950%, 1/15/2023	131,872
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[f]	1,379,625
	Delta Air Lines, Inc.
98,380	4.950%, 5/23/2019	104,222
86,498	4.750%, 5/7/2020	91,471
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	199,928
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[f]	831,938

	Total	2,739,056

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
1,260,000	1.875%, 6/30/2020	1,274,568

	Total	1,274,568

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (44.7%)	Value
Utilities (1.8%)
	Access Midstream Partners, LP
$610,000	4.875%, 5/15/2023	$601,710
	AES Corporation
610,000	7.375%, 7/1/2021	669,475
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	920,025
1,080,000	5.375%, 1/15/2023	1,061,100
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[f]	356,625
	Dynegy Finance I, Inc.
1,200,000	7.375%, 11/1/2022[f]	1,257,000
	Electricite de France SA
1,860,000	5.250%, 12/29/2049[f,i]	1,862,325
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,236,900
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	158,372
	NextEra Energy Capital Holdings, Inc.
95,000	1.586%, 6/1/2017	95,207
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	628,300
	Southern California Edison Company
2,800,000	6.250%, 8/1/2049[i]	3,091,200
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	570,000
	Xcel Energy, Inc.
95,000	1.200%, 6/1/2017	95,018

	Total	12,603,257

	Total Long-Term Fixed Income (cost $315,888,950)	321,572,218

Shares	Common Stock (30.4%)
Consumer Discretionary (4.5%)
1,100	ABC-MART, Inc.	67,323
6,800	Aisin Seiki Company, Ltd.	289,131
7,270	Amazon.com, Inc.j	3,155,834
4,580	AutoZone, Inc.[j]	3,054,402
1,600	Bayerische Motoren Werke AG	135,477
7,600	Berkeley Group Holdings plc	399,369
22,860	Best Buy Company, Inc.	745,465
12,220	BorgWarner, Inc.	694,585
1,900	Brembo SPA	81,055
2,200	Bridgestone Corporation	81,318
13,194	Cedar Fair, LP	718,941
3,000	Chiyoda Company, Ltd.	70,411
65,752	Comcast Corporation	3,954,325
29,000	Crown Resorts, Ltd.	272,484
1,300	Daiichikosho Company, Ltd.	45,753
33,600	EDION Corporation[k]	237,878
8,600	Electrolux AB	269,465
192,400	Enterprise Inns plc[j]	375,036
21,430	Ford Motor Company	321,664
7,320	General Motors Company	243,976
24,000	Gunze, Ltd.	65,645
20,500	Hakuhodo Dy Holdings, Inc.	219,236
6,260	Harman International Industries, Inc.	744,564
12,600	Haseko Corporation	148,417
11,600	Heiwa Corporation	230,911
21,200	Honda Motor Company, Ltd.	685,181
700	Hugo Boss AG	78,257
11,100	Informa plc	95,332
16,540	Jarden Corporation[j]	855,945
12,800	JM AB	348,860
91,585	Kongsberg Automotive ASA[j]	63,617
23,362	Las Vegas Sands Corporation	1,228,140
27	Lear Corporation	3,031
16,000	Luk Fook Holdings International, Ltd.	47,116
7,710	Marriott International, Inc.	573,547
65,000	Marston’s plc	164,123
28,085	MDC Partners, Inc.	553,274
14,200	NOK Corporation	439,970
9,200	Oxford Industries, Inc.	804,540
19,200	Persimmon plc	595,695
6,600	Premier Investments, Ltd.	64,895
5,900	SES SA	198,347
6,300	SHOWA Corporation	62,691
9,400	Slater & Gordon, Ltd.	25,647
56,826	Starbucks Corporation	3,046,726
21,500	Sumitomo Forestry Company, Ltd.	265,140
4,800	Sumitomo Rubber Industries, Ltd.	74,353
36,570	Target Corporation	2,985,209
20,310	Toll Brothers, Inc.[j]	775,639
41,640	Tuesday Morning Corporation[j]	469,075
22,600	UBM plc	189,891
1,700	Valora Holding AG	333,993
11,000	Wacoal Holdings Corporation	128,554
12,000	WH Smith plc	287,780
14,600	WPP plc	327,712

	Total	32,394,945

Consumer Staples (1.4%)
3,500	AarhusKarlshamn AB	207,300
20,042	Anheuser-Busch InBev NV ADR	2,418,468
9,200	Axfood AB	146,868
2,946	Bakkafrost PF	78,559
19,800	Britvic plc	223,079
800	Carlsberg AS	72,485
800	Casino Guichard Perrachon SA	60,722
4,200	Coca-Cola HBC AGj	90,136
1,700	Cranswick plc	42,631
2,800	Henkel AG & Company KGaA	266,997
16,200	J Sainsbury plc	67,436
38,500	Koninklijke Ahold NV	722,749
1,700	KOSE Corporation	139,813
500	Milbon Company, Ltd.	15,910
16,200	Nestle SA	1,168,840
27,060	Philip Morris International, Inc.	2,169,400
1,200	Reckitt Benckiser Group plc	103,481
113,500	Rite Aid Corporation[j]	947,725
2,000	Royal Unibrew AS	68,358
15,238	SalMar ASA	223,490
10,300	Suedzucker AG	171,556
15,300	Swedish Match AB	434,989
19,700	Tate & Lyle plc	160,803

	Total	10,001,795

Energy (1.7%)
9,117	BW LPG, Ltd.	77,955
88,970	BW Offshore, Ltd.	57,356
30,340	Cameron International Corporation[j]	1,588,906
69,170	Cobalt International Energy, Inc.[j]	671,641
5,740	Concho Resources, Inc.[j]	653,556
20,930	EOG Resources, Inc.	1,832,422
19,050	EQT Corporation	1,549,527
27,200	ERG SPA	326,286
6,600	Royal Dutch Shell plc	187,704

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (30.4%)	Value
Energy (1.7%) - continued
32,003	Royal Dutch Shell plc, Class B	$911,136
13,100	Showa Shell Sekiyu KK	114,462
8,705	Statoil ASA	155,672
6,100	Total SA	299,211
27,284	Total SA ADR	1,341,554
146,630	Weatherford International, Ltd.[j]	1,799,150
8,200	Woodside Petroleum, Ltd.	216,371
19,900	WorleyParsons, Ltd.	159,773

	Total	11,942,682

Financials (10.5%)
2,100	Acadia Realty Trust	61,131
3,740	Affiliated Managers Group, Inc.[j]	817,564
2,000	Agree Realty Corporation	58,340
15,128	Alexandria Real Estate Equities, Inc.	1,323,095
13,000	Allianz SE	2,027,368
6,000	American Realty Capital Properties, Inc.	48,780
65,100	Amlin plc	487,080
7,950	Apartment Investment & Management Company	293,593
300,000	Apollo Investment Corporation	2,124,000
183,600	Ares Capital Corporation	3,022,056
37,860	Assured Guaranty, Ltd.	908,261
5,100	AvalonBay Communities, Inc.	815,337
19,100	Bank Hapoalim, Ltd.	102,795
22,893	Bank of Queensland, Ltd.	225,255
59,000	Bank of Yokohama, Ltd.	361,314
10,000	Bendigo and Adelaide Bank, Ltd.	94,557
35,200	BinckBank NV	335,913
8,100	BioMed Realty Trust, Inc.	156,654
33,558	Blackstone Group, LP	1,371,515
1,700	Bluerock Residential Growth REIT, Inc.	21,522
1,600	Bolsas y Mercados Espanoles SA	64,851
9,714	Boston Properties, Inc.	1,175,783
38,110	Brixmor Property Group, Inc.	881,484
14,250	Camden Property Trust	1,058,490
24,440	Capital One Financial Corporation	2,149,987
15,804	Capital Shopping Centres Group plc	76,343
48,500	Capitaland Commercial Trust[j]	56,133
47,500	CapitaMall Trust[j]	75,767
52,580	Charles Schwab Corporation	1,716,737
600	Chatham Lodging Trust	15,882
1,438	Chesapeake Lodging Trust	43,830
15,000	Chiba Bank, Ltd.	114,222
53,790	Citigroup, Inc.	2,971,360
15,000	CNP Assurances	251,052
2,200	Commonwealth Bank of Australia	144,270
750	CoreSite Realty Corporation	34,080
9,300	CubeSmart	215,388
2,500	CyrusOne, Inc.	73,625
4,900	Daito Trust Construction Company, Ltd.	507,127
26	Daiwa House Residential Investment Corporation	58,932
19,000	Daiwa Securities Group, Inc.	142,133
44,170	DDR Corporation	682,868
3,000	Delta Lloyd NV	49,249
30,600	DEXUS Property Group	172,187
2,200	Digital Realty Trust, Inc.	146,696
57,566	Direct Line Insurance Group plc	303,863
15,138	DnB ASA	252,102
32,200	Duke Realty Corporation	597,954
1,900	DuPont Fabros Technology, Inc.	55,955
15,720	E*TRADE Financial Corporation[j]	470,814
14,110	Encore Capital Group, Inc.[j]	603,061
3,100	EPR Properties	169,818
4,100	Equity Lifestyle Properties, Inc.	215,578
14,602	Equity Residential	1,024,622
2,200	Essex Property Trust, Inc.	467,500
1,400	Eurocommercial Properties NV	58,611
1,950	Extra Space Storage, Inc.	127,179
800	Federal Realty Investment Trust	102,472
36,100	FlexiGroup, Ltd.	80,966
43,100	Frasers Centrepoint Trust	65,902
91,000	Fukuoka Financial Group, Inc.	471,663
24,227	General Growth Properties, Inc.	621,665
1,900	Geo Group, Inc.	64,904
180,000	Golub Capital BDC, Inc.	2,980,800
6,000	Hamborner REIT AG	58,296
6,000	Hamborner REIT AG Rights[j]	375
6,000	Hannover Rueckversicherung SE	580,721
10,700	HCP, Inc.	390,229
9,557	Health Care REIT, Inc.	627,226
12,950	Healthcare Trust of America, Inc.	310,153
22,000	Henderson Land Development Company, Ltd.	150,391
7,400	Highwoods Properties, Inc.	295,630
4,000	Hospitality Properties Trust	115,280
41,950	Host Hotels & Resorts, Inc.	831,869
290,453	HSBC Holdings plc	2,600,820
650	Hudson Pacific Properties, Inc.	18,441
13,200	Hufvudstaden AB	160,578
99,000	Hysan Development Company, Ltd.	428,717
3,400	IG Group Holdings plc	39,853
56,400	Intermediate Capital Group plc	487,222
49,632	Invesco, Ltd.	1,860,704
63,200	Investec plc	567,847
4,500	Iron Mountain, Inc.	139,500
17	Japan Prime Realty Investment Corporation	52,783
1,400	Julius Baer Group, Ltd.	78,560
153,160	KeyCorp	2,300,463
2,100	Kilroy Realty Corporation	141,015
26,100	Kimco Realty Corporation	588,294
3,000	LaSalle Hotel Properties	106,380
76,000	Link REIT	444,747
4,600	Macerich Company	343,160
5,150	Medical Properties Trust, Inc.	67,517
35,288	MetLife, Inc.	1,975,775
3,400	Mid-America Apartment Communities, Inc.	247,554
3,200	Muenchener Rueckversicherungs-Gesellschaft AG	567,343
2,800	National Health Investors, Inc.	174,440
7,700	National Retail Properties, Inc.	269,577
460,000	New World Development Company, Ltd.	601,058
12,200	NorthStar Realty Finance Corporation	193,980
3,950	Omega Healthcare Investors, Inc.	135,604
2,300	Outfront Media, Inc.	58,052
19,296	PacWest Bancorp	902,281
4,700	Parkway Properties, Inc.	81,968
5,200	Physicians Realty Trust	79,872
30,850	Prologis, Inc.	1,144,535
5,812	Public Storage, Inc.	1,071,558
3,300	Realty Income Corporation	146,487
3,000	Regency Centers Corporation	176,940
22,400	Resona Holdings, Inc.	122,172
12,300	RLJ Lodging Trust	366,294

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (30.4%)	Value
Financials (10.5%) - continued
700	Sabra Healthcare REIT, Inc.	$18,018
1,400	Sampo Oyj	65,978
2,500	Schroders plc	124,741
17,400	SEGRO plc	110,862
1,300	Senior Housing Property Trust	22,815
11,246	Simon Property Group, Inc.	1,945,783
57,800	Skandinaviska Enskilda Banken AB	739,340
1,800	SL Green Realty Corporation	197,802
140,000	Solar Capital, Ltd.	2,520,000
1,580	Sovran Self Storage, Inc.	137,318
32,700	Spirit Realty Captial, Inc.	316,209
100	St. Galler Kantonalbank AG	36,847
131,100	Stockland	413,978
1,631	Store Capital Corporation	32,783
7,900	Strategic Hotels & Resorts, Inc.[j]	95,748
68,000	Sumitomo Mitsui Trust Holdings, Inc.	311,073
5,800	Summit Hotel Properties, Inc.	75,458
400	Swiss Life Holding AG	91,592
14,300	Swiss Re AG	1,265,875
2,000	Talanx AG	61,387
7,363	Tanger Factory Outlet Centers, Inc.	233,407
1,100	Taubman Centers, Inc.	76,450
3,000	TRYG AS	62,550
359,100	Two Harbors Investment Corporation	3,497,634
8,300	UDR, Inc.	265,849
31,400	UNIQA Insurance Group AG	283,287
38,200	United Overseas Bank, Ltd.	653,563
5,670	Urban Edge Properties	117,879
9,900	Ventas, Inc.	614,691
9,860	Vornado Realty Trust	936,010
7,400	Wallenstam AB	52,588
2,300	WP Carey, Inc.	135,562
27,830	Zions Bancorporation	883,185
1,800	Zurich Insurance Group AG	547,973

	Total	75,316,531

Health Care (3.4%)
75,310	Abbott Laboratories	3,696,215
2,220	Actavis, Inc.[j]	673,681
900	Actelion, Ltd.	131,806
10,610	Akorn, Inc.[j]	463,233
9,640	Alexion Pharmaceuticals, Inc.[j]	1,742,623
11,110	Amgen, Inc.	1,705,607
19,800	AstraZeneca plc	1,253,139
800	Bayer AG	112,032
18,830	Cerner Corporation[j]	1,300,400
5,200	CSL, Ltd.	346,666
9,300	Essilor International SA	1,114,147
1,800	Fresenius Medical Care AG & Company	149,016
1,600	Gerresheimer AG	99,683
9,040	Gilead Sciences, Inc.	1,058,403
25,522	GlaxoSmithKline plc	530,649
10,500	Hikma Pharmaceuticals plc	318,943
1,300	Hogy Medical Company, Ltd.	66,688
22,700	Hologic, Inc.[j]	863,962
2,803	ICON plc[j]	188,642
3,840	Illumina, Inc.[j]	838,502
7,000	Kaken Pharmaceutical Company, Ltd.	244,380
9,100	KYORIN Holdings, Inc.	185,533
1,400	Lonza Group AG	187,131
37,700	Merck & Company, Inc.	2,146,261
8,000	Novartis AG	786,884
1,700	Orpea	119,049
1,300	Paramount Bed Holdings Company, Ltd.	38,383
87,988	Pfizer, Inc.	2,950,238
1,300	Sanofi	128,609
5,450	Waters Corporation[j]	699,671

	Total	24,140,176

Industrials (2.8%)
3,000	Aalberts Industries NV	89,205
20,440	ADT Corporation	686,171
5,700	Aida Engineering, Ltd.	62,488
71,700	Air New Zealand, Ltd.	123,880
1,900	Airbus Group NV	123,761
67,600	ALS, Ltd.[k]	304,635
33,000	Asahi Glass Company, Ltd.	198,117
6,990	Boeing Company	969,653
500	Bucher Industries AG	124,389
4,500	COMSYS Holdings Corporation	66,939
13,400	CTT-Correios de Portugal SA	138,314
8,000	Dai Nippon Printing Company, Ltd.	82,551
13,000	Deutsche Post AG	379,852
14,920	EMCOR Group, Inc.	712,728
11,730	FedEx Corporation	1,998,792
19,200	Fenner plc	62,516
11,080	Flowserve Corporation	583,473
200	Flughafen Zuerich AG	154,821
1,500	Fraport AG Frankfurt Airport Services Worldwide	94,219
100	Georg Fischer AG	68,746
2,800	Go-Ahead Group plc	115,890
4,800	Hamburger Hafen und Logistik AG	97,049
14,180	HNI Corporation	725,307
900	Hoshizaki Electric Company, Ltd.	52,938
24,980	Illinois Tool Works, Inc.	2,292,914
4,000	Inaba Denki Sangyo Company, Ltd.	139,150
35,950	Ingersoll-Rand plc	2,423,749
15,500	Intrum Justitia AB	469,388
35,100	ITOCHU Corporation	463,573
1,500	Jardine Matheson Holdings, Ltd.	85,039
900	Jungheinrich AG	60,997
1,600	Kanamoto Company, Ltd.	40,562
18,700	KITZ Corporation	93,446
20,000	Komatsu, Ltd.	401,266
6,500	KONE Oyj[k]	263,836
4,200	Koninklijke Boskalis Westminster NV	206,169
7,400	MIRAIT Holdings Corporation	86,235
9,000	Mitsuboshi Belting, Ltd.	71,309
1,800	NCC AB	54,974
8,000	Nippon Konpo Unyu Soko Company, Ltd.	139,465
6,000	Nisshinbo Holdings, Inc.	67,060
13,200	Nitto Kogyo Corporation	297,073
25,540	Rentokil Initial plc	59,315
1,500	Rieter Holding AG	237,118
30,500	Sandvik AB	337,186
9,100	Siemens AG	920,662
4,200	Teleperformance SA	296,722
2,300	TKH Group NV	96,619
13,000	Toppan Printing Company, Ltd.	108,679
5,200	Tsubakimoto Chain Company	50,796
18,344	Union Pacific Corporation	1,749,467
6,190	WABCO Holdings, Inc.[j]	765,827

	Total	20,295,030

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Common Stock (30.4%)	Value
Information Technology (3.9%)
8,580	Alibaba Group Holding, Ltd. ADR[j]	$705,877
5,200	Alps Electric Company, Ltd.	160,365
28,110	Apple, Inc.	3,525,697
6,230	Autodesk, Inc.[j]	311,967
14,400	Brother Industries, Ltd.	203,710
27,800	Canon, Inc.	901,787
1,500	Cap Gemini SA	133,075
21,400	Carsales.com, Ltd.	167,914
33,980	Cisco Systems, Inc.	933,091
5,700	Dialog Semiconductor plc[j]	308,227
56,942	EMC Corporation	1,502,699
1,600	Equinix, Inc.	406,400
33,710	Facebook, Inc.[j]	2,891,138
27,400	FUJIFILM Holdings NPV	977,852
3,980	Google, Inc., Class Aj	2,149,359
3,177	Google, Inc., Class Cj	1,653,660
7,000	Hitachi Kokusai Electric, Inc.	106,338
3,300	IT Holdings Corporation	70,081
3,000	ITOCHU Techno-Solutions Corporation	74,711
27,320	Juniper Networks, Inc.	709,501
5,660	LinkedIn Corporation[j]	1,169,526
18,690	MasterCard, Inc.	1,747,141
57,242	MaxLinear, Inc.[j]	692,628
10,400	NEC Networks & System Integration Corporation	226,936
2,000	NS Solutions Corporation	66,132
15,000	Optimal Payments plc[j]	55,146
1,400	Oracle Corporation Japan	58,528
1,700	Otsuka Corporation	79,359
13,750	Plantronics, Inc.	774,263
23,240	Progress Software Corporation[j]	639,100
25,900	QLIK Technologies, Inc.[j]	905,464
4,100	Samsung Electronics Company, Ltd. GDR	2,339,050
6,800	SAP SE	476,520
3,400	Tokyo Electron, Ltd.	216,094
2,100	Trend Micro, Inc.	71,834
5,970	Ultimate Software Group, Inc.[j]	981,110

	Total	28,392,280

Materials (0.9%)
2,290	Airgas, Inc.	242,236
4,200	APERAM[j]	170,037
10,000	Asahi Kasei Corporation	82,026
2,180	Ashland, Inc.	265,742
25,000	BillerudKorsnas AB	392,782
24,400	Boral, Ltd.	109,919
10,700	Buzzi Unicem SPA	152,433
5,450	Crown Holdings, Inc.[j]	288,360
27,000	Daicel Corporation	346,469
6,720	Domtar Corporation	278,208
10,000	DOWA Holdings Company, Ltd.	94,502
100	EMS-CHEMIE Holding AG	42,250
4,360	FMC Corporation	229,118
200	Givaudan SA	346,261
2,900	Holmen AB	84,631
15,000	Kureha Corporation	58,944
8,800	Mondi plc	189,456
25,000	Nippon Steel & Sumitomo Metal Corporation	64,821
122,541	Norsk Hydro ASA[k]	514,296
3,000	Novozymes AS	142,532
33,100	OceanaGold Corporation	81,889
6,900	Outokumpu Oyj[j]	34,763
10,510	Owens-Illinois, Inc.[j]	241,100
2,280	PPG Industries, Inc.	261,562
14,540	Steel Dynamics, Inc.	301,196
25,000	Sumitomo Metal Mining Company, Ltd.	380,224
10,000	Sumitomo Seika Chemicals Company, Ltd.	65,676
18,700	UPM-Kymmene Oyj	330,914
9,100	Vedanta Resources plc	74,317
13,989	Yara International ASA	728,941

	Total	6,595,605

Telecommunications Services (0.7%)
93,900	Bezeq Israel Telecommunication Corporation, Ltd.	159,909
54,626	BT Group plc	386,823
14,600	Elisa Oyj	462,574
13,200	Freenet AG	444,626
211,800	KCOM Group plc	311,158
15,600	Nippon Telegraph & Telephone Corporation	564,966
32,400	Orange SA	500,722
7,600	Proximus SA	268,941
8,600	Tele2 AB	100,150
267,800	Telstra Corporation, Ltd.	1,267,379
28,150	Zayo Group Holdings, Inc.[j]	724,018

	Total	5,191,266

Utilities (0.6%)
242,600	A2A SPA	289,544
11,500	CLP Holdings, Ltd.	97,739
10,700	E.ON SE	142,679
165,800	Electricidade de Portugal SA	631,699
13,000	Enagas SAk	353,893
96,300	Enel SPA[k]	436,461
5,800	Hokuriku Electric Power Company	86,395
35,006	MDU Resources Group, Inc.	683,667
4,500	National Grid plc	57,918
11,874	NorthWestern Corporation	578,857
21,000	Osaka Gas Company, Ltd.	82,883
61,100	Redes Energeticas Nacionais SGPS SA	171,043
5,600	Severn Trent plc	182,987
10,000	Toho Gas Company, Ltd.	59,201
33,200	United Utilities Group plc	465,009

	Total	4,319,975

	Total Common Stock (cost $223,539,602)	218,590,285

Shares	Preferred Stock (4.4%)
Financials (4.1%)
50,000	Affiliated Managers Group, Inc., 5.250%	1,261,500
9,375	Agribank FCB, 6.875%[i]	986,719
63,000	Allstate Corporation, 5.100%	1,579,410
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,556,903
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,334,400
61,780	Citigroup, Inc., 6.875%[i]	1,647,055
35,980	Citigroup, Inc., 7.875%	934,041
20,070	Cobank ACB, 6.250%[i]	2,057,803
24,000	Countrywide Capital V, 7.000%	618,000
6,000	Farm Credit Bank of Texas, 6.750%[f,i]	620,813
86,800	GMAC Capital Trust I, 8.125%	2,255,064

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Shares	Preferred Stock (4.4%)	Value
Financials (4.1%) - continued
78,200	Goldman Sachs Group, Inc., 5.500%[i]	$1,917,464
72,000	HSBC USA, Inc., 6.500%[i]	1,822,320
375	M&T Bank Corporation, 6.375%[i]	381,797
47,580	Morgan Stanley, 6.875%[i]	1,269,434
44,100	Morgan Stanley, 7.125%[i]	1,232,595
40,500	PNC Financial Services Group, Inc., 6.125%[i]	1,111,320
93,000	RBS Capital Funding Trust V, 5.900%[i]	2,253,390
15,000	Royal Bank of Scotland Group plc, 7.250%[i]	380,550
52,000	U.S. Bancorp 6.500%[i]	1,467,440
24,000	Wells Fargo & Company, 5.850%[i]	612,000
1,695	Wells Fargo & Company, Convertible, 7.500%[i]	1,991,625

	Total	29,291,643

Materials (0.3%)
31,000	CHS, Inc., 6.750%[i]	788,020
48,800	CHS, Inc., 7.100%[i]	1,278,072

	Total	2,066,092

Utilities (<0.1%)
2,190	Southern California Edison Company, 4.130%[i]	221,053

	Total	221,053

	Total Preferred Stock (cost $31,371,767)	31,578,788

Shares	Mutual Funds (2.8%)
Equity Mutual Funds (1.8%)
68,320	Materials Select Sector SPDR Fund	3,306,005
10,000	iShares MSCI EAFE Index Fund	634,900
418,500	Alerian MLP ETF	6,511,860
61,970	Utilities Select Sector SPDR Fund	2,569,276

	Total	13,022,041

Fixed Income Mutual Funds (1.0%)
9,100	iShares Intermediate Credit Bond ETF	990,626
12,943	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,422,695
186,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,967,880
34,830	Vanguard Short-Term Corporate Bond ETF	2,771,771

	Total	7,152,972

	Total Mutual Funds (cost $21,495,856)	20,175,013

Shares	Collateral Held for Securities Loaned (0.2%)
1,709,782	Thrivent Cash Management Trust	1,709,782

	Total Collateral Held for Securities Loaned (cost $1,709,782)	1,709,782

Shares or Principal Amount	Short-Term Investments (6.9%)[l]
	Federal Home Loan Bank Discount Notes
200,000	0.065%, 7/7/2015[m]	199,998
300,000	0.065%, 8/7/2015[m]	299,980
1,500,000	0.090%, 9/9/2015[m]	1,499,737
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.057%, 9/16/2015[m]	99,988
47,350,337	Thrivent Cash Management Trust 0.070%	47,350,337

	Total Short-Term Investments (at amortized cost)	49,450,040

	Total Investments (cost $741,845,162) 102.7%	$739,038,750

	Other Assets and Liabilities, Net (2.7%)	(19,616,088)

	Total Net Assets 100.0%	$719,422,662

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2015, the value of these investments was $78,844,014 or 11.0% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	All or a portion of the security is on loan.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At June 30, 2015, $2,099,703 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2015

(unaudited)

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2012	$1,258,546
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,343,375
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	789,192
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	3/19/2015	733,747
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,411,694
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,922,882
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,596,932
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	899,186

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2015	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: August 28, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer